UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Agency Adjustable Rate Mortgage (0.5%)
Federal National Mortgage Association,
Conventional Pools:
2.43%, 5/1/35	$805	$848

Agency Fixed Rate Mortgages (25.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
5.50%, 5/1/38	2,307	2,500
6.00%, 8/1/37 — 5/1/38	2,386	2,621
6.50%, 9/1/32 — 9/1/36	1,389	1,557
7.50%, 6/1/20 — 5/1/35	173	198
8.00%, 8/1/32	87	103
8.50%, 8/1/31	110	133
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/40 — 10/1/41	16,741	17,791
5.00%, 3/1/37 — 7/1/40	1,310	1,412
5.50%, 5/1/37 — 2/1/38	3,252	3,556
6.00%, 3/1/37 — 12/1/38	2,493	2,739
6.50%, 11/1/27 — 10/1/38	155	175
7.00%, 6/1/29 — 11/1/32	89	102
7.50%, 8/1/37	265	310
8.00%, 4/1/33	203	237
8.50%, 10/1/32	186	219
9.50%, 4/1/30	59	71
October TBA:
4.00%, 10/25/41 (a)	1,900	1,992
Government National Mortgage Association,
October TBA:
3.50%, 10/25/41 (a)	1,975	2,064
4.00%, 10/25/41 (a)	4,125	4,412
Various Pools:
4.50%, 4/15/39 — 5/15/40	4,522	4,930
9.00%, 1/15/25	7	8
		47,130
Asset-Backed Securities (3.1%)
Ally Master Owner Trust,
2.88%, 4/15/15 (b)	600	615
3.47%, 4/15/15 (b)	225	229
ARI Fleet Lease Trust
1.68%, 8/15/18 (b)(c)	141	142
CLI Funding LLC
4.50%, 3/18/26 (b)	645	653
CVS Pass-Through Trust,
6.04%, 12/10/28	330	348
8.35%, 7/10/31 (b)	192	239
FUEL Trust
4.21%, 4/15/16 (b)	460	459
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	525	526
SLM Student Loan Trust
4.37%, 4/17/28 (b)	450	477
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	488	491

	Face Amount (000)	Value (000)
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	$800	$826
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	775	778
		5,783
Collateralized Mortgage Obligations - Agency Collateral Series (6.7%)
Federal Home Loan Mortgage Corporation,
IO
0.84%, 1/25/21 (c)	6,482	282
IO REMIC
5.00%, 12/15/20 — 12/15/37	5,934	917
5.72%, 6/15/41 (c)	18,377	2,186
5.74%, 6/15/40 (c)	2,352	368
5.91%, 7/15/37 (c)	1,726	247
6.24%, 6/15/40 (c)	6,692	1,280
IO STRIPS
7.50%, 12/1/29	14	3
8.00%, 1/1/28 — 6/15/31	30	6
REMIC
22.09%, 5/15/41 (c)(d)	986	1,088
Federal National Mortgage Association,
IO
6.16%, 9/25/20 (c)	5,051	1,317
IO REMIC
5.00%, 8/25/37	1,093	80
6.00%, 5/25/33 — 7/25/33	1,335	200
6.47%, 2/25/24 (c)	1,540	170
IO STRIPS
8.00%, 4/1/24 — 6/1/30	99	22
9.00%, 11/1/26	5	1
REMIC
7.00%, 9/25/32	159	187
9.16%, 10/25/41	509	502
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	8,285	269
4.50%, 6/20/39	1,871	305
5.00%, 2/16/41	479	101
5.22%, 6/20/41 (c)	2,775	393
5.82%, 11/16/40 (c)	3,538	715
6.02%, 10/20/37 (c)	2,631	222
6.35%, 6/20/40 (c)	2,698	478
6.37%, 4/16/41 (c)	3,758	753
6.44%, 4/16/41 (c)	2,616	469
		12,561
Commercial Mortgage Backed Securities (4.0%)
Banc of America Commercial Mortgage, Inc.
5.83%, 4/10/49 (c)	505	430
Bear Stearns Commercial Mortgage Securities
5.36%, 2/11/44	460	392
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49 (c)(e)	850	787
5.92%, 3/15/49 (c)(e)	270	268

	Face Amount (000)	Value (000)
DBUBS Mortgage Trust
5.63%, 7/10/44 (b)(c)	$200	$169
FREMF Mortgage Trust,
4.89%, 7/25/44 (b)(c)	710	648
5.33%, 2/25/47 (b)(c)	335	322
Greenwich Capital Commercial Funding Corp.,
5.48%, 3/10/39	420	356
5.87%, 12/10/49 (c)	1,410	1,142
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	700	714
4.80%, 7/15/46 (b)	500	462
6.10%, 2/12/51 (c)	350	315
6.26%, 2/15/51 (c)	465	397
LB-UBS Commercial Mortgage Trust,
5.28%, 2/15/41 (c)	800	657
6.37%, 9/15/45 (c)	540	447
		7,506
Corporate Bonds (37.9%)
Finance (17.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	515	527
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	330	317
Aegon N.V.
4.63%, 12/1/15	425	435
Affiliated Managers Group, Inc.
3.95%, 8/15/38	241	254
American International Group, Inc.
6.40%, 12/15/20	550	561
Banco Votorantim SA
5.25%, 2/11/16 (b)	320	319
Bank of America Corp.
5.63%, 7/1/20	45	42
Barclays Bank PLC,
6.05%, 12/4/17 (b)	290	267
6.75%, 5/22/19	260	281
BBVA Bancomer SA
4.50%, 3/10/16 (b)	475	447
BBVA US Senior SAU
3.25%, 5/16/14	400	375
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	320	378
BNP Paribas SA
5.00%, 1/15/21	390	383
Brandywine Operating Partnership LP
4.95%, 4/15/18	375	363
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	185
Capital One Bank, USA NA
8.80%, 7/15/19	425	501
Citigroup, Inc.
8.50%, 5/22/19 (e)	1,075	1,300
CNA Financial Corp.
5.75%, 8/15/21	495	500

	Face Amount (000)	Value (000)
Coventry Health Care, Inc.
5.45%, 6/15/21	$345	$373
Credit Suisse,
5.40%, 1/14/20	875	842
6.00%, 2/15/18	145	147
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	300	313
Digital Realty Trust LP
4.50%, 7/15/15	605	618
Discover Bank
7.00%, 4/15/20	620	658
Farmers Exchange Capital
7.05%, 7/15/28 (b)	605	650
Farmers Insurance Exchange
8.63%, 5/1/24 (b)	250	307
Fifth Third Bancorp
3.63%, 1/25/16	205	209
General Electric Capital Corp.,
5.30%, 2/11/21	300	312
5.63%, 5/1/18	920	1,007
Series G
6.00%, 8/7/19	700	789
Genworth Financial, Inc.
7.20%, 2/15/21	300	255
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	950	986
7.50%, 2/15/19	250	279
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	438
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	298
HBOS PLC
6.75%, 5/21/18 (b)	790	674
HCP, Inc.,
5.38%, 2/1/21	150	151
5.63%, 5/1/17	300	312
Health Care REIT, Inc.,
4.75%, 7/15/27	249	266
6.13%, 4/15/20	325	340
HSBC Holdings PLC
5.10%, 4/5/21	1,025	1,057
ING Bank N.V.
4.00%, 3/15/16 (b)	375	378
Intesa Sanpaolo S.p.A
6.50%, 2/24/21 (b)	280	249
JPMorgan Chase & Co.,
4.95%, 3/25/20	260	275
6.00%, 1/15/18	170	190
6.30%, 4/23/19	115	130
JPMorgan Chase Bank NA
6.00%, 10/1/17	460	484
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	120	114
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	245
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	285	271

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., MTN
6.88%, 4/25/18	$1,360	$1,362
MetLife, Inc.
7.72%, 2/15/19	180	221
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	150	150
Nationwide Building Society
6.25%, 2/25/20 (b)	725	732
Nationwide Financial Services
5.38%, 3/25/21 (b)	225	220
Nordea Bank AB
4.88%, 5/13/21 (b)	495	424
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	305	332
Principal Financial Group, Inc.
8.88%, 5/15/19	235	300
Prudential Financial, Inc.,
6.63%, 12/1/37	130	143
7.38%, 6/15/19	150	176
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	294
Regions Financial Corp.
5.75%, 6/15/15	265	257
Reinsurance Group of America, Inc.
6.45%, 11/15/19	310	352
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	270	265
Santander Holdings USA, Inc.
4.63%, 4/19/16	135	130
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	500	464
SLM Corp., MTN
6.25%, 1/25/16	370	364
Societe Generale SA
5.20%, 4/15/21 (b)	285	248
Standard Chartered Bank
6.40%, 9/26/17 (b)	305	322
UnitedHealth Group, Inc.
6.63%, 11/15/37	545	692
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	2,190	2,229
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	600	577
Vornado Realty LP
3.88%, 4/15/25	243	252
Wachovia Bank NA
6.00%, 11/15/17	265	294
Wachovia Corp.
5.63%, 10/15/16	255	276
WEA Finance LLC
4.63%, 5/10/21 (b)	400	383

	Face Amount (000)	Value (000)
Wells Operating Partnership II LP
5.88%, 4/1/18	$400	$409
Willis Group Holdings PLC
4.13%, 3/15/16	400	407
		33,327
Industrials (16.5%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19	60	56
6.25%, 6/1/21	180	169
Altria Group, Inc.,
4.13%, 9/11/15	335	359
9.25%, 8/6/19	175	230
Amgen, Inc., Series B
0.38%, 2/1/13	273	270
Anadarko Petroleum Corp.
6.95%, 6/15/19	235	273
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	33
ArcelorMittal
9.85%, 6/1/19	255	289
Archer-Daniels-Midland Co.
0.88%, 2/15/14	256	256
AT&T, Inc.
6.30%, 1/15/38	405	466
BAA Funding Ltd.
4.88%, 7/15/21 (b)	485	494
Barrick North America Finance LLC
4.40%, 5/30/21	270	277
BAT International Finance PLC
9.50%, 11/15/18 (b)	330	449
Bemis Co., Inc.
4.50%, 10/15/21 (f)	325	330
Best Buy Co., Inc.
3.75%, 3/15/16	460	446
Bombardier, Inc.,
7.50%, 3/15/18 (b)	115	122
7.75%, 3/15/20 (b)	220	235
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	220	275
CBS Corp.
8.88%, 5/15/19	195	249
CenturyLink, Inc.
6.45%, 6/15/21	80	74
CF Industries, Inc.
6.88%, 5/1/18	680	761
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (b)	400	314
Comcast Corp.,
5.15%, 3/1/20 (g)	255	288
5.70%, 5/15/18	120	139
ConAgra Foods, Inc.
8.25%, 9/15/30	360	464

	Face Amount (000)	Value (000)
Concho Resources, Inc.
7.00%, 1/15/21	$55	$55
Constellation Brands, Inc.
7.25%, 9/1/16	140	148
Continental Resources, Inc.
7.13%, 4/1/21	280	284
Cooper US, Inc.
5.25%, 11/15/12	290	304
Corning, Inc.
7.25%, 8/15/36	195	241
COX Communications, Inc.
8.38%, 3/1/39 (b)	45	62
CRH America, Inc.
6.00%, 9/30/16	360	386
Daimler Finance North America LLC
7.30%, 1/15/12	190	193
Darden Restaurants, Inc.
6.20%, 10/15/17 (g)	590	687
Delhaize Group SA
5.70%, 10/1/40	366	381
Deutsche Telekom International Finance BV
8.75%, 6/15/30	165	221
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19	160	180
7.63%, 5/15/16	150	161
DISH DBS Corp.
7.13%, 2/1/16	220	224
Expedia, Inc.
5.95%, 8/15/20	90	91
Fiserv, Inc.
3.13%, 6/15/16	340	344
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (b)	205	186
6.88%, 2/1/18 (b)	75	66
Ford Motor Credit Co. LLC
5.00%, 5/15/18	400	387
Frontier Communications Corp.
8.50%, 4/15/20	370	361
Gap, Inc. (The)
5.95%, 4/12/21	345	325
Gazprom OAO Via Gaz Capital SA
6.51%, 3/7/22 (b)	165	162
Georgia-Pacific LLC,
7.75%, 11/15/29	195	226
8.88%, 5/15/31	255	319
Gilead Sciences, Inc.
1.00%, 5/1/14	275	299
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	305
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	297
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	180	191
Home Depot, Inc.
5.88%, 12/16/36	435	508
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	220	248

	Face Amount (000)	Value (000)
Ingram Micro, Inc.
5.25%, 9/1/17	$115	$122
Intel Corp.
2.95%, 12/15/35	282	287
International Game Technology
3.25%, 5/1/14 (g)	236	273
International Paper Co.
7.50%, 8/15/21	305	353
JC Penney Co., Inc.
5.65%, 6/1/20	120	113
JC Penney Corp., Inc.
6.38%, 10/15/36	251	212
Kinross Gold Corp.
5.13%, 9/1/21 (b)	330	328
KLA-Tencor Corp.
6.90%, 5/1/18	400	458
Kraft Foods, Inc.,
5.38%, 2/10/20	425	482
7.00%, 8/11/37	115	149
L-3 Communications Corp.
4.95%, 2/15/21	395	413
Lafarge SA
6.20%, 7/9/15 (b)	295	294
Lam Research Corp.
1.25%, 5/15/18 (b)	312	291
Life Technologies Corp.
6.00%, 3/1/20	385	427
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	190	198
Medtronic, Inc., Series B
1.63%, 4/15/13	269	271
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(g)	256	260
Molson Coors Brewing Co.
2.50%, 7/30/13 (g)	238	251
Mosaic Co. (The)
7.63%, 12/1/16 (b)	80	84
NBC Universal Media LLC
5.15%, 4/30/20	360	395
News America, Inc.
4.50%, 2/15/21	230	232
Petrobras International Finance Co.
5.75%, 1/20/20	405	424
QEP Resources, Inc.
6.88%, 3/1/21	200	210
Quest Diagnostics, Inc.
6.95%, 7/1/37	260	327
QVC, Inc.
7.13%, 4/15/17 (b)	365	383
Qwest Corp.
6.88%, 9/15/33	495	470
RadioShack Corp.
2.50%, 8/1/13 (b)	269	261
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	95	128

	Face Amount (000)	Value (000)
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	$480	$468
SBA Telecommunications, Inc.
8.25%, 8/15/19	255	269
Symantec Corp.,
Series B
1.00%, 6/15/13 (g)	233	266
Tech Data Corp.
2.75%, 12/15/26	257	259
Teck Resources Ltd.,
4.75%, 1/15/22 (g)	240	245
6.25%, 7/15/41	275	289
Telecom Italia Capital SA,
7.00%, 6/4/18	215	216
7.18%, 6/18/19	125	126
Telefonica Europe BV
8.25%, 9/15/30	420	471
Telstra Corp. Ltd.
4.80%, 10/12/21 (b)	285	299
Time Warner, Inc.,
4.70%, 1/15/21	290	304
4.75%, 3/29/21	250	263
4.88%, 3/15/20	100	107
5.88%, 11/15/16	95	107
7.70%, 5/1/32	15	19
Vale Overseas Ltd.,
5.63%, 9/15/19	250	264
6.88%, 11/10/39	45	49
Verisk Analytics, Inc.
5.80%, 5/1/21	270	304
Verizon Communications, Inc.,
4.60%, 4/1/21 (g)	200	221
8.95%, 3/1/39	130	201
Viacom, Inc.
6.88%, 4/30/36	275	329
Vivendi SA
6.63%, 4/4/18 (b)	240	273
Warner Chilcott Co. LLC
7.75%, 9/15/18	325	312
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	255	258
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	349
WPP Finance UK
8.00%, 9/15/14	270	306
Wyndham Worldwide Corp.
5.63%, 3/1/21	390	392
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	520	549
		30,771
Utilities (3.5%)
CMS Energy Corp.
6.25%, 2/1/20	635	658
EDF SA
4.60%, 1/27/20 (b)	210	220

	Face Amount (000)	Value (000)
Enel Finance International N.V.
5.13%, 10/7/19 (b)	$675	$634
Energy Transfer Partners LP
9.00%, 4/15/19	350	422
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	121
6.50%, 1/31/19	370	436
EQT Corp.
8.13%, 6/1/19	175	213
Exelon Generation Co. LLC
6.25%, 10/1/39	850	991
FirstEnergy Solutions Corp.
6.05%, 8/15/21	525	582
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	450	436
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16	570	574
NRG Energy, Inc.
8.50%, 6/15/19	245	238
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	310	354
8.75%, 5/1/19	185	236
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	420
		6,535
		70,633
Mortgages - Other (7.6%)
American Home Mortgage Investment Trust
0.41%, 12/25/46 (c)	1,805	1,041
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	785	511
5.91%, 10/25/36 (c)	1,320	832
6.00%, 4/25/36	899	843
Banc of America Funding Corp.
0.60%, 8/25/36 (c)	432	371
Chase Mortgage Finance Corp.
6.00%, 11/25/36	813	684
Chaseflex Trust
6.00%, 2/25/37	1,076	745
Countrywide Alternative Loan Trust
0.58%, 9/25/35 (c)	1,082	649
Countrywide Home Loan Mortgage Pass-Through Trust
0.53%, 4/25/46 (c)	1,391	430
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	519	366
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (b)	72	72
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	612	484
GSR Mortgage Loan Trust
5.75%, 1/25/37	800	728
JP Morgan Mortgage Trust,
6.00%, 6/25/37	523	473
6.25%, 7/25/36	846	814

	Face Amount (000)	Value (000)
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	$1,295	$1,179
6.50%, 9/25/37	1,078	853
Luminent Mortgage Trust
0.37%, 1/25/37 (c)	1,304	771
Residential Accredit Loans, Inc.
0.73%, 3/25/35 (c)	607	368
Structured Asset Mortgage Investments, Inc.
0.46%, 8/25/36 (c)	1,317	322
WaMu Mortgage Pass-Through Certificates,
1.01%, 5/25/47 (c)	1,600	967
1.22%, 7/25/46 (c)	1,025	619
		14,122
Municipal Bonds (1.6%)
Chicago Transit Authority
6.20%, 12/1/40	255	296
City of Chicago, IL
6.40%, 1/1/40	100	121
City of New York, NY,
Series G-1
5.97%, 3/1/36	215	262
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	741
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	220	240
6.66%, 4/1/57	415	443
New York City Transitional Finance Authority
5.27%, 5/1/27	210	237
State of California,
General Obligation Bonds
5.95%, 4/1/16	485	553
		2,893
Sovereign (0.9%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	300	324
Brazilian Government International Bond
6.00%, 1/17/17	560	641
Export - Import Bank of Korea
4.13%, 9/9/15	165	167
Korea Development Bank
4.38%, 8/10/15	335	343
Qatar Government International Bond
4.00%, 1/20/15 (b)	275	290
		1,765
U.S. Agency Securities (3.2%)
Federal Home Loan Mortgage Corporation
6.75%, 3/15/31	420	638
Federal National Mortgage Association,
1.25%, 8/20/13 — 9/28/16	1,205	1,209
2.50%, 5/15/14	2,000	2,098

	Face
	Amount (000)	Value (000)
5.38%, 6/12/17	$1,580	$1,919
		5,864

U.S. Treasury Securities (5.4%)
U.S. Treasury Bond
3.50%, 2/15/39	4,900	5,449
U.S. Treasury Note
2.25%, 3/31/16	4,400	4,678
		10,127
Total Fixed Income Securities (Cost $176,228)		179,232

Shares
Short-Term Investments (11.8%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	1,853,667	1,854

	Face
	Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $48; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $49)	$48	48
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $99; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $101)	99	99
		147
Total Securities held as Collateral on Loaned Securities (Cost $2,001)		2,001

Shares
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $17,943) (h)	17,942,710	17,943

	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill
0.02%, 3/22/12 (Cost $2,021) (i)(j)	$2,021	2,021
Total Short-Term Investments (Cost $21,965)		21,965
Total Investments (108.0%) (Cost $198,193) Including $1,954 of Securities Loaned (k)+		201,197
Liabilities in Excess of Other Assets (-8.0%)		(14,918)
Net Assets (100.0%)		$186,279

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2011.
(e)

For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,133,000 and $2,779,000, respectively, including net realized gains of approximately $751,000.

(f)	When-issued security.
(g)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $1,954,000 and $2,001,000, respectively. The Portfolio received cash collateral of approximately $2,001,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2011.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
(k)

Securities have been designated as collateral in connection with purchase of when-issued securities, securities purchases on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $198,193,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,004,000 of which approximately $7,082,000 related to appreciated securities and approximately $4,078,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JP Morgan Chase Bank	CHF	120	$132	10/14/11	USD	147	$147	$15
JP Morgan Chase Bank	CLP	366,000	703	10/14/11	USD	760	760	57
JP Morgan Chase Bank	JPY	40,000	519	10/14/11	USD	524	524	5
JP Morgan Chase Bank	USD	279	279	10/14/11	JPY	21,500	279	(— )@
UBS AG	CHF	1,146	1,265	10/14/11	USD	1,458	1,458	193
UBS AG	EUR	668	895	10/14/11	USD	961	961	66
UBS AG	JPY	40,000	519	10/14/11	USD	524	524	5
UBS AG	NOK	881	150	10/14/11	USD	164	164	14
UBS AG	SEK	1,474	216	10/14/11	USD	229	229	13
UBS AG	SEK	4,936	719	10/14/11	USD	725	725	6
UBS AG	SEK	1,895	276	10/14/11	USD	276	276	— @
UBS AG	SGD	970	742	10/14/11	USD	781	781	39
UBS AG	USD	296	296	10/14/11	CHF	241	266	(30)
UBS AG	USD	757	757	10/14/11	CHF	645	712	(45)
UBS AG	USD	775	775	10/14/11	CLP	366,000	703	(72)
UBS AG	USD	559	559	10/14/11	EUR	400	536	(23)
UBS AG	USD	372	372	10/14/11	EUR	268	359	(13)
UBS AG	USD	486	486	10/14/11	JPY	37,140	482	(4)
UBS AG	USD	1,205	1,205	10/14/11	NOK	6,581	1,121	(84)
UBS AG	USD	228	228	10/14/11	NOK	1,335	227	(1)
UBS AG	USD	1,006	1,006	10/14/11	SEK	6,410	934	(72)
UBS AG	USD	803	803	10/14/11	SGD	970	742	(61)
			$12,902				$12,910	$8

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	142	$31,269	Dec-11	$(44)
U.S. Treasury 5 yr. Note	60	7,349	Dec-11	(17)
U.S. Treasury Ultra Long Bond	20	3,173	Dec-11	307

Short:
U.S. Treasury 10 yr. Note	153	(19,904)	Dec-11	(39)
U.S. Treasury 30 yr. Bond	11	(1,569)	Dec-11	(24)
				$183

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	9,180	$337
Bank of America	3 Month LIBOR	Receive	4.35	8/18/26		$12,300	(440)
Bank of America	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	11,595	(291)
Bank of America	3 Month LIBOR	Pay	4.15	8/18/31		$15,255	474
Barclays Capital	3 Month STIBOR	Pay	2.76	7/30/12	SEK	278,103	210
Barclays Capital	3 Month STIBOR	Pay	2.30	9/12/12		130,890	16
Barclays Capital	3 Month STIBOR	Receive	2.89	7/29/13		325,843	(465)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	7,204	273
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		5,196	209
Goldman Sachs	3 Month CDOR	Receive	2.70	7/15/15		29,280	(608)
							$(285)

@		Value is less than $500.
CDOR		Canadian Dealer Offered Rate.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
EUR	—	Euro
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$848	$—	$848
Agency Fixed Rate Mortgages	—	47,130	—	47,130
Asset-Backed Securities	—	5,783	—	5,783
Collateralized Mortgage Obligations - Agency Collateral Series	—	12,561	—	12,561
Commercial Mortgage Backed Securities	—	7,506	—	7,506
Corporate Bonds	—	70,633	—	70,633
Mortgages - Other	—	14,122	—	14,122
Municipal Bonds	—	2,893	—	2,893
Sovereign	—	1,765	—	1,765
U.S. Agency Securities	—	5,864	—	5,864
U.S. Treasury Securities	—	10,127	—	10,127
Total Fixed Income Securities	—	179,232	—	179,232
Short-Term Investments
Investment Company	19,797	—	—	19,797
Repurchase Agreements	—	147	—	147
U.S. Treasury Security	—	2,021	—	2,021
Total Short-Term Investments	19,797	2,168	—	21,965
Foreign Currency Exchange Contracts	—	413	—	413
Futures Contracts	307	—	—	307
Interest Rate Swap Agreements	—	1,519	—	1,519
Total Assets	20,104	183,332	—	203,436
Liabilities:
Foreign Currency Exchange Contracts	—	(405)	—	(405)
Futures Contracts	(124)	—	—	(124)
Interest Rate Swap Agreements	—	(1,804)	—	(1,804)
Total Liabilities	(124)	(2,209)	—	(2,333)
Total	$19,980	$181,123	$—	$201,103

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (84.1%)
Argentina (3.2%)
Sovereign (3.2%)
Argentina Bonos,
7.00%, 10/3/15	$10,510		$8,513

Belarus (0.3%)
Sovereign (0.3%)
Republic of Belarus,
8.75%, 8/3/15		720	522
8.95%, 1/26/18		400	288
			810
Belize (0.2%)
Sovereign (0.2%)
Government of Belize,
6.00%, 2/20/29		720	443

Brazil (11.6%)
Corporate Bonds (1.9%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21 (a)		1,280	1,328
6.75%, 1/27/21 (b)		1,320	1,370
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)		2,610	2,453
			5,151
Sovereign (9.7%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		2,000	2,085
5.50%, 7/12/20 (a)		1,360	1,418
6.37%, 6/16/18 (a)		2,340	2,586
Brazilian Government International Bond,
4.88%, 1/22/21		1,070	1,149
5.88%, 1/15/19		7,507	8,652
7.13%, 1/20/37		4,550	5,835
8.00%, 1/15/18		82	97
8.88%, 10/14/19		3,075	4,182
			26,004
			31,155
Chile (1.4%)
Corporate Bond (0.6%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	884,500	1,668

Sovereign (0.8%)
Chile Government International Bond,
5.50%, 8/5/20		1,023,000	2,083
			3,751

	Face Amount (000)	Value (000)
Colombia (2.8%)
Sovereign (2.8%)
Colombia Government International Bond,
4.38%, 7/12/21	$3,150	$3,221
7.38%, 3/18/19	540	669
11.75%, 2/25/20	2,390	3,674
		7,564
Croatia (0.6%)
Sovereign (0.6%)
Croatia Government International Bond,
6.63%, 7/14/20 (a)	920	881
6.63%, 7/14/20	850	814
		1,695
Dominican Republic (0.4%)
Sovereign (0.4%)
Dominican Republic International Bond,
7.50%, 5/6/21 (a)	420	414
9.04%, 1/23/18	667	730
		1,144
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
9.38%, 12/15/15	1,970	1,944

Ghana (1.1%)
Sovereign (1.1%)
Republic of Ghana,
8.50%, 10/4/17 (a)(b)	1,296	1,387
8.50%, 10/4/17	1,570	1,648
		3,035
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)	660	590

Indonesia (5.5%)
Sovereign (5.5%)
Indonesia Government International Bond,
6.88%, 1/17/18 (a)	250	283
7.75%, 1/17/38 (a)(b)	2,926	3,716
7.75%, 1/17/38	600	756
11.63%, 3/4/19 (a)	640	914
11.63%, 3/4/19	2,000	2,855
Majapahit Holding BV,
7.75%, 1/20/20	5,560	6,205
		14,729

		Face Amount (000)	Value (000)
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast Government International Bond,
2.50%, 12/31/32 (c)		$1,467	$741

Kazakhstan (3.9%)
Sovereign (3.9%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15		210	201
5.50%, 12/20/15 (a)		1,150	1,101
Intergas Finance BV,
6.38%, 5/14/17		410	424
KazMunayGas National Co.,
6.38%, 4/9/21		1,150	1,127
6.38%, 4/9/21 (a)		2,140	2,097
9.13%, 7/2/18 (a)		2,610	2,962
9.13%, 7/2/18		2,280	2,588
			10,500
Lithuania (0.8%)
Sovereign (0.8%)
Lithuania Government International Bond,
6.13%, 3/9/21 (a)		380	375
7.38%, 2/11/20		1,680	1,810
			2,185
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	7,500	2,355

Mexico (10.9%)
Corporate Bonds (0.6%)
Cemex SAB de CV,
9.00%, 1/11/18 (a)(b)		$1,830	1,258
9.00%, 1/11/18		300	206
			1,464
Sovereign (10.3%)
Mexico Government International Bond,
5.63%, 1/15/17		689	771
5.95%, 3/19/19		5,872	6,694
6.05%, 1/11/40		2,140	2,429
6.75%, 9/27/34		3,871	4,781
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		2,901	3,143
8.63%, 12/1/23		1,350	1,708
Petroleos Mexicanos,
5.50%, 1/21/21 (b)		6,320	6,699
8.00%, 5/3/19		1,176	1,446
			27,671
			29,135

	Face Amount (000)	Value (000)
Pakistan (0.2%)
Sovereign (0.2%)
Islamic Republic of Pakistan,
6.88%, 6/1/17	$752	$579

Panama (1.9%)
Sovereign (1.9%)
Panama Government International Bond,
5.20%, 1/30/20	2,050	2,254
8.88%, 9/30/27	1,183	1,698
9.38%, 4/1/29	740	1,115
		5,067
Peru (1.2%)
Sovereign (1.2%)
Peruvian Government International Bond,
7.35%, 7/21/25	1,450	1,813
8.75%, 11/21/33	955	1,359
		3,172
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond,
4.00%, 1/15/21	5,682	5,654
8.38%, 6/17/19	2,171	2,758
8.88%, 3/17/15	532	638
9.50%, 2/2/30	2,071	3,039
		12,089
Russia (11.6%)
Corporate Bonds (1.7%)
Metalloinvest Finance Ltd.,
6.50%, 7/21/16 (a)	1,250	1,075
Novatek Finance Ltd.,
6.60%, 2/3/21 (a)	1,220	1,179
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)	1,310	1,102
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)	1,390	1,122
		4,478
Sovereign (9.9%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17	3,200	3,164
6.30%, 5/15/17 (a)	1,401	1,385
7.18%, 5/16/13	10	10
7.18%, 5/16/13 (a)	1,210	1,241
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20	6,600	6,501
7.50%, 3/31/30	8,141	9,168
7.50%, 3/31/30 (a)	525	592

	Face Amount (000)	Value (000)
12.75%, 6/24/28	$2,700	$4,482
		26,543
		31,021
Senegal (0.2%)
Sovereign (0.2%)
Senegal Goverment International Bond,
8.75%, 5/13/21 (a)	450	444

South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)	3,278	3,344

Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
6.25%, 10/4/20 (a)	510	497
6.25%, 10/4/20	639	623
		1,120
Turkey (5.7%)
Sovereign (5.7%)
Turkey Government International Bond,
5.63%, 3/30/21	7,230	7,429
6.88%, 3/17/36	3,879	4,151
7.00%, 3/11/19	355	399
7.50%, 7/14/17	998	1,140
11.88%, 1/15/30	1,340	2,201
		15,320
Ukraine (4.4%)
Sovereign (4.4%)
Ukraine Government International Bond,
6.58%, 11/21/16	2,866	2,586
6.75%, 11/14/17	3,490	3,162
7.75%, 9/23/20 (a)(b)	3,620	3,276
7.75%, 9/23/20 (b)	2,900	2,632
		11,656
Uruguay (0.3%)
Sovereign (0.3%)
Uruguay Government International Bond,
8.00%, 11/18/22	640	800

Venezuela (7.6%)
Sovereign (7.6%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	12,340	8,237
Venezuela Government International Bond,
6.00%, 12/9/20	880	497
7.00%, 3/31/38	1,079	575

	Face Amount (000)	Value (000)
7.65%, 4/21/25	$3,450	$1,966
9.00%, 5/7/23	1,450	906
9.25%, 9/15/27 (b)	12,879	8,243
		20,424
Total Fixed Income Securities (Cost $227,445)		225,325

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	750	135

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	2,750	106
Total Warrants (Cost $—)		241

	Shares
Short-Term Investments (23.1%)
Securities held as Collateral on Loaned Securities (7.7%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	19,010,367	19,010

	Face Amount (000)
Repurchase Agreements (0.6%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $494; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $504)	$494	494
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $1,016; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $1,036)	1,016	1,016
		1,510
Total Securities held as Collateral on Loaned Securities (Cost $20,520)		20,520

	Shares
Investment Company (15.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $41,323)	41,323,479	41,323
Total Short-Term Investments (Cost $61,843)		61,843
Total Investments (107.3%) (Cost $289,288) Including $20,009 of Securities Loaned (g)+		287,409
Liabilities in Excess of Other Assets (-7.3%)		(19,475)
Net Assets		$267,934

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $20,009,000 and $20,521,000, respectively. The Portfolio received cash collateral of approximately $20,520,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.
(e)	Security has been deemed illiquid at September 30, 2011.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities have been designated as collateral in connection with open foreign currency exchange contracts and futures contracts.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $289,288,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,879,000 of which approximately $7,466,000 related to appreciated securities and approximately $9,345,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	KRW	3,023,250	$2,566	10/12/11	USD	2,554	$2,554	$(12)
JPMorgan Chase Bank	USD	2,815	2,815	10/12/11	KRW	3,023,250	2,565	(250)
JPMorgan Chase Bank	USD	1,059	1,059	10/21/11	CLP	510,832	981	(78)
			$6,440				$6,100	$(340)

CLP	—	Chilean Peso
KRW	—	South Korean Won
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	50	$6,505	Dec-11	$49

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$13,351	$—	$13,351
Sovereign	—	211,974	—	211,974
Total Fixed Income Securities	—	225,325	—	225,325
Warrants	—	241	—	241
Short-Term Investments
Investment Company	60,333	—	—	60,333
Repurchase Agreements	—	1,510	—	1,510
Total Short-Term Investments	60,333	1,510	—	61,843
Futures Contracts	49	—	—	49
Total Assets	60,382	227,076	—	287,458
Liabilities:
Foreign Currency Exchange Contracts	—	(340)	—	(340)
Total	$60,382	$226,736	$—	$287,118

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (0.2%)
Banco Macro SA ADR	84,360	$1,688

Brazil (9.8%)
Banco do Brasil SA	265,000	3,501
BRF - Brasil Foods SA	624,294	10,685
Cia de Bebidas das Americas (Preference) ADR (a)	362,100	11,098
Cielo SA	197,400	4,399
Itau Unibanco Holding SA (Preference)	111,693	1,726
Itau Unibanco Holding SA (Preference) ADR (a)	593,570	9,212
MRV Engenharia e Participacoes SA	373,900	1,915
PDG Realty SA Empreendimentos e Participacoes	1,137,700	3,709
Petroleo Brasileiro SA (Preference)	331,804	3,371
Petroleo Brasileiro SA ADR	224,800	5,047
Petroleo Brasileiro SA Sponsored ADR	111,793	2,316
Telecomunicacoes de Sao Paulo SA ADR	319,075	8,439
Ultrapar Participacoes SA	236,320	3,708
Vale SA (Preference)	31,755	663
Vale SA (Preference) ADR	457,625	9,610
Vale SA ADR	75,100	1,712
		81,111
Chile (1.9%)
Banco Santander Chile ADR (a)	57,800	4,247
Cencosud SA	733,814	3,933
Empresa Nacional de Electricidad SA	2,305,338	3,340
Empresa Nacional de Electricidad SA ADR	7,100	308
Enersis SA	390,895	133
Enersis SA ADR	236,323	3,996
		15,957
China (11.3%)
Belle International Holdings Ltd. (a)(b)	3,197,000	5,455
China Construction Bank Corp. H Shares (a)(b)	17,344,430	10,350
China Mengniu Dairy Co., Ltd. (b)	2,023,000	6,114
China Minsheng Banking Corp., Ltd. H Shares (a)(b)	4,923,000	2,954
China Mobile Ltd. (b)	613,500	5,983
China Pacific Insurance Group Co., Ltd. H Shares (b)	2,210,200	6,366
China Resources Power Holdings Co., Ltd. (a)(b)	4,149,300	6,262
China Telecom Corp., Ltd. H Shares (b)	9,870,000	6,159
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	2,930,500	2,560
GCL Poly Energy Holdings Ltd. (a)(b)	10,075,000	2,620
Hengan International Group Co., Ltd. (a)(b)	681,000	5,405
Ping An Insurance Group Co. H Shares (b)	772,500	4,318
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	1,576,400	3,407
Sohu.com, Inc. (a)(c)	105,900	5,104
Tencent Holdings Ltd. (a)(b)	491,100	10,074
Want Want China Holdings Ltd. (a)(b)	6,147,000	5,511
West China Cement Ltd. (a)(b)	8,568,000	1,362
Yanzhou Coal Mining Co., Ltd. H Shares (b)	2,004,000	4,192
		94,196
Czech Republic (2.5%)
CEZ AS	204,400	7,877
Komercni Banka AS	32,280	6,017

	Shares	Value (000)
Telefonica Czech Republic AS	336,700	$7,182
		21,076
Egypt (1.3%)
Commercial International Bank Egypt SAE	1,183,197	4,545
Juhayna Food Industries (c)	3,003,658	2,322
Telecom Egypt Co.	1,738,434	4,313
		11,180
Hong Kong (0.5%)
Samsonite International SA (c)	2,947,500	4,113

Hungary (0.5%)
Richter Gedeon Nyrt	32,314	4,403

India (8.1%)
Asian Paints Ltd.	61,204	3,936
Dr. Reddy’s Laboratories Ltd.	176,522	5,295
Engineers India Ltd.	60,203	302
GAIL India Ltd.	319,023	2,666
Glenmark Pharmaceuticals Ltd.	691,079	4,525
HDFC Bank Ltd.	929,598	8,764
ICICI Bank Ltd.	307,297	5,404
IndusInd Bank Ltd.	730,195	3,965
ITC Ltd.	1,651,769	6,626
Jindal Steel & Power Ltd.	318,291	3,235
Larsen & Toubro Ltd.	139,170	3,788
Mahindra & Mahindra Ltd.	299,560	4,889
Reliance Industries Ltd.	170,797	2,782
Tata Consultancy Services Ltd.	296,552	6,140
Tata Steel Ltd.	561,934	4,734
		67,051
Indonesia (6.1%)
Astra International Tbk PT	1,134,900	8,016
Bank Central Asia Tbk PT	7,782,000	6,706
Bank Mandiri Tbk PT	8,533,500	5,959
Indofood Sukses Makmur Tbk PT	8,800,500	4,964
Indosat Tbk PT	9,218,500	5,423
Kalbe Farma Tbk PT	8,769,000	3,167
Lippo Karawaci Tbk PT	95,446,000	7,207
Telekomunikasi Indonesia Tbk PT	10,426,500	8,945
		50,387
Korea, Republic of (14.7%)
Cheil Industries, Inc.	36,332	2,517
Cheil Worldwide, Inc.	187,255	2,937
Hyundai Engineering & Construction Co., Ltd.	62,999	3,198
Hyundai Mobis	28,082	7,975
Hyundai Motor Co.	76,085	13,346
Hyundai Steel Co.	45,513	3,324
KB Financial Group, Inc.	157,493	5,144
Korea Aerospace Industries Ltd. (c)	172,140	5,072
Korean Air Lines Co., Ltd.	97,752	3,609
KT&G Corp.	48,403	3,019
LG Chem Ltd.	26,426	7,001

	Shares	Value (000)
LG Household & Health Care Ltd.	8,688	$3,910
Mando Corp.	25,694	4,143
NCSoft Corp.	23,965	6,775
NHN Corp. (c)	29,316	5,527
Samsung Electronics Co., Ltd.	31,198	21,855
Samsung Electronics Co., Ltd. (Preference)	7,935	3,790
Samsung Fire & Marine Insurance Co., Ltd.	30,390	5,427
Shinhan Financial Group Co., Ltd.	225,942	7,901
SSCP Co., Ltd.	159,320	509
Woongjin Coway Co., Ltd.	156,302	4,945
		121,924
Lebanon (0.7%)
Banque Audi sal-Audi Saradar Group GDR	456,401	3,098
BLOM Bank SAL GDR	345,077	2,711
		5,809
Malaysia (2.9%)
AirAsia Bhd	3,839,200	3,496
Axiata Group Bhd	7,423,000	10,609
CIMB Group Holdings Bhd	2,356,300	5,110
Sime Darby Bhd	1,850,300	4,814
		24,029
Mexico (3.6%)
America Movil SAB de CV, Class L ADR	743,698	16,421
Desarrolladora Homex SAB de CV ADR (c)	73,063	986
Empresas ICA SAB de CV (c)	776,100	861
Fomento Economico Mexicano SAB de CV ADR (d)	174,400	11,305
		29,573
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	164,300	6,201
Credicorp Ltd.	66,730	6,152
		12,353
Philippines (3.9%)
Ayala Corp.	752,820	4,960
Metro Pacific Investments Corp.	92,732,000	5,746
Metropolitan Bank & Trust	5,500,757	8,215
Philippine Long Distance Telephone Co.	132,710	6,625
SM Investments Corp.	540,330	6,415
		31,961
Poland (2.7%)
Central European Distribution Corp. (a)(c)	294,252	2,063
Jeronimo Martins SGPS SA	668,556	10,417
Telekomunikacja Polska SA	1,825,588	9,510
		21,990
Qatar (0.5%)
Industries Qatar QSC	132,600	4,479

	Shares	Value (000)
Russia (3.4%)
Eurasia Drilling Co., Ltd. GDR	120,218	$2,187
Lukoil OAO ADR	292,259	14,713
Protek (c)	1,110,182	725
Rosneft Oil Co. (Registered GDR)	1,263,162	7,359
Tatneft ADR	121,820	2,990
		27,974
South Africa (6.1%)
AVI Ltd.	1,632,870	6,518
Clicks Group Ltd.	1,068,000	4,954
MTN Group Ltd.	548,966	8,982
Naspers Ltd., Class N	283,146	12,256
Pick n Pay Stores Ltd.	1,199,444	5,408
SABMiller PLC	396,183	12,741
		50,859
Switzerland (0.4%)
Swatch Group AG (The)	10,952	3,589

Taiwan (6.3%)
Advanced Semiconductor Engineering, Inc.	2,503,677	2,135
Asustek Computer, Inc.	723,072	5,400
Catcher Technology Co., Ltd.	634,000	3,637
China Steel Corp.	59,641	58
Chunghwa Telecom Co. Ltd.	1,106,000	3,680
Formosa Plastics Corp.	1,627,000	4,301
Fubon Financial Holding Co., Ltd.	2,167,614	2,243
Hon Hai Precision Industry Co., Ltd.	1,883,683	4,205
HTC Corp.	322,627	7,088
Taiwan Cement Corp.	2,842,000	3,012
Taiwan Semiconductor Manufacturing Co., Ltd.	4,073,242	9,229
TPK Holding Co., Ltd. (c)	101,600	1,884
Uni-President Enterprises Corp.	4,350,712	5,601
		52,473
Thailand (3.1%)
Banpu PCL NVDR	179,700	2,988
Kasikornbank PCL (Foreign)	467,200	1,755
Kasikornbank PCL NVDR	1,473,700	5,450
Land and Houses PCL NVDR	27,515,400	5,702
PTT PCL (Foreign)	413,900	3,404
Siam Cement PCL NVDR	522,500	4,335
Thai Airways International PCL	2,516,200	1,587
Thai Airways International PCL NVDR	1,122,400	708
		25,929
Turkey (3.3%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	731,811	8,427
Coca-Cola Icecek AS (Units) (d)	285,296	3,874
Turk Telekomunikasyon AS	1,366,808	5,850
Turkiye Garanti Bankasi AS (Units) (d)	2,478,363	9,609
		27,760

	Shares	Value (000)
United States (2.4%)
Mead Johnson Nutrition Co.	180,539	$12,426
Yum! Brands, Inc.	148,813	7,350
		19,776
Total Common Stocks (Cost $837,657)		811,640

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (c)(e) (Cost $708)	3,926,900	4,283

Short-Term Investments (7.3%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	41,530,992	41,531

	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $1,079; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $1,101)	$1,079	1,079
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $2,219; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $2,263)	2,219	2,219
		3,298
Total Securities held as Collateral on Loaned Securities (Cost $44,829)		44,829

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $16,214)	16,214,386	16,214
Total Short-Term Investments (Cost $61,043)		61,043
Total Investments (105.5%) (Cost $899,408) Including $40,535 of Securities Loaned (f)+		876,966
Liabilities in Excess of Other Assets (-5.5%)		(45,926)
Net Assets (100.0%)		$831,040

(a)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $40,535,000 and $44,832,000, respectively. The Portfolio received cash collateral of approximately $44,829,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Portfolio in the Morgan Stanley Growth Fund. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $644,015,000 and 77.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $899,408,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $22,442,000 of which approximately $89,982,000 related to appreciated securities and approximately $112,424,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$5,072	$—	$5,072
Airlines	—	9,400	—	9,400
Auto Components	—	12,118	—	12,118
Automobiles	—	28,811	—	28,811
Beverages	24,466	25,042	—	49,508
Chemicals	—	18,264	—	18,264
Commercial Banks	26,526	103,657	—	130,183
Communications Equipment	—	7,088	—	7,088
Computers & Peripherals	—	9,037	—	9,037
Construction & Engineering	861	7,288	—	8,149
Construction Materials	—	8,709	—	8,709
Diversified Financial Services	—	12,949	—	12,949
Diversified Telecommunication Services	8,439	45,639	—	54,078
Electric Utilities	4,129	7,877	—	12,006
Electronic Equipment, Instruments & Components	—	6,089	—	6,089
Energy Equipment & Services	—	2,187	—	2,187
Food & Staples Retailing	3,933	15,825	—	19,758
Food Products	23,111	31,030	—	54,141
Gas Utilities	—	2,666	—	2,666
Health Care Providers & Services	—	4,132	—	4,132
Hotels, Restaurants & Leisure	7,350	—	—	7,350
Household Durables	6,610	4,945	—	11,555
Household Products	—	8,023	—	8,023
Independent Power Producers & Energy Traders	3,648	6,262	—	9,910
Industrial Conglomerates	—	15,708	—	15,708
Information Technology Services	4,399	6,140	—	10,539
Insurance	—	16,111	—	16,111
Internet Software & Services	5,104	15,601	—	20,705
Media	—	15,193	—	15,193
Metals & Mining	18,186	11,351	—	29,537
Multiline Retail	—	4,954	—	4,954
Oil, Gas & Consumable Fuels	14,442	38,428	—	52,870
Personal Products	—	5,405	—	5,405
Pharmaceuticals	—	17,390	—	17,390
Real Estate Management & Development	—	12,909	—	12,909
Semiconductors & Semiconductor Equipment	—	39,629	—	39,629
Software	—	6,775	—	6,775
Specialty Retail	—	5,455	—	5,455
Textiles, Apparel & Luxury Goods	—	3,589	—	3,589
Tobacco	—	9,645	—	9,645
Wireless Telecommunication Services	16,421	37,622	—	54,043
Total Common Stocks	167,625	644,015	—	811,640
Investment Company	4,283	—	—	4,283
Short-Term Investments
Investment Company	57,745	—	—	57,745
Repurchase Agreements	—	3,298	—	3,298
Total Short-Term Investments	57,745	3,298	—	61,043
Total Assets	$229,653	$647,313	$—	$876,966

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $489,834,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Finland (2.2%)
Kone Oyj, Class B	38,146	$1,810

France (2.3%)
Legrand SA	61,792	1,926

Hong Kong (1.8%)
Huabao International Holdings Ltd.	1,830,000	1,492

Italy (2.3%)
Davide Campari-Milano S.p.A	265,491	1,936

Sweden (4.3%)
Swedish Match AB	109,057	3,609

Switzerland (9.0%)
Nestle SA (Registered)	132,558	7,287
Novartis AG (Registered)	5,475	305
		7,592
United Kingdom (31.6%)
Admiral Group PLC	127,189	2,494
British American Tobacco PLC	182,797	7,748
Experian PLC	76,948	866
Imperial Tobacco Group PLC	151,826	5,127
Reckitt Benckiser Group PLC	120,646	6,099
Unilever PLC	134,141	4,202
		26,536
United States (44.1%)
Accenture PLC, Class A	75,769	3,992
Dr. Pepper Snapple Group, Inc.	108,021	4,189
Herbalife Ltd.	46,876	2,513
Kellogg Co.	75,980	4,041
Kraft Foods, Inc., Class A	26,490	890
Mead Johnson Nutrition Co.	29,189	2,009
Microsoft Corp.	146,179	3,638
Moody’s Corp.	35,063	1,068
Philip Morris International, Inc.	69,411	4,330
Procter & Gamble Co. (The)	65,322	4,127
Sara Lee Corp.	74,989	1,226
Scotts Miracle-Gro Co. (The), Class A	41,669	1,858
Visa, Inc., Class A	36,203	3,103
		36,984
Total Common Stocks (Cost $68,314)		81,885

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $1,736)	1,736,049	1,736
Total Investments (99.7%) (Cost $70,050) (b)+		83,621
Other Assets in Excess of Liabilities (0.3%)		288
Net Assets (100.0%)		$83,909

(a)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(b)                                 The approximate market value and percentage of net assets, $44,901,000 and 53.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $70,050,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $13,571,000 of which approximately $14,811,000 related to appreciated securities and approximately $1,240,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$4,189	$1,936	$—	$6,125
Chemicals	1,858	1,492	—	3,350
Diversified Financial Services	1,068	—	—	1,068
Electrical Equipment	—	1,926	—	1,926
Food Products	8,166	11,489	—	19,655
Household Products	4,127	6,099	—	10,226
Information Technology Services	7,095	—	—	7,095
Insurance	—	2,494	—	2,494
Machinery	—	1,810	—	1,810
Personal Products	2,513	—	—	2,513
Pharmaceuticals	—	305	—	305
Professional Services	—	866	—	866
Software	3,638	—	—	3,638
Tobacco	4,330	16,484	—	20,814
Total Common Stocks	36,984	44,901	—	81,885
Short-Term Investment - Investment Company	1,736	—	—	1,736
Total Assets	$38,720	$44,901	$—	$83,621

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $41,483,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (8.0%)
CFS Retail Property Trust REIT	267,791	$449
Commonwealth Property Office Fund REIT	138,503	119
Dexus Property Group REIT (Stapled Securities) (a)	320,754	253
Goodman Group REIT (Stapled Securities) (a)	528,360	289
GPT Group REIT (Stapled Securities) (a)	255,623	764
Mirvac Group REIT (Stapled Securities) (a)(b)	301,974	330
Stockland REIT (Stapled Securities) (a)(b)	251,039	698
Westfield Group REIT (Stapled Securities) (a)(b)	302,689	2,241
Westfield Retail Trust REIT	398,013	923
		6,066
Austria (0.1%)
Atrium European Real Estate Ltd.	14,978	72
Conwert Immobilien Invest SE	2,093	25
		97
Belgium (0.1%)
Befimmo SCA Sicafi REIT	551	41
Cofinimmo REIT	207	25
		66
Brazil (0.6%)
BR Malls Participacoes SA	12,560	128
BR Properties SA	26,300	239
Iguatemi Empresa de Shopping Centers SA	4,600	77
		444
Canada (2.3%)
Boardwalk REIT	9,370	431
Brookfield Office Properties Canada REIT	2,591	54
Calloway REIT	2,415	60
Extendicare REIT	19,710	132
RioCan REIT	42,250	1,048
		1,725
China (3.8%)
Agile Property Holdings Ltd. (c)	154,000	98
China Overseas Land & Investment Ltd. (c)	904,080	1,294
China Resources Land Ltd. (c)	897,000	942
Guangzhou R&F Properties Co., Ltd., Class H (c)	716,700	516
KWG Property Holding Ltd. (c)	77,000	28
		2,878
Finland (0.3%)
Citycon Oyj	28,165	96
Sponda Oyj	37,841	143
		239
France (4.1%)
Fonciere Des Regions REIT	3,292	230
Gecina SA REIT	2,058	180
ICADE REIT	3,391	265
Klepierre REIT	18,592	521

	Shares	Value (000)
Mercialys SA REIT	1,431	$51
Societe de la Tour Eiffel REIT	1,017	58
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	1,194	115
Unibail-Rodamco SE REIT	9,522	1,697
		3,117
Germany (0.6%)
Alstria Office AG REIT	20,831	242
Deutsche Euroshop AG	2,099	71
Prime Office AG REIT (d)	17,023	101
		414
Hong Kong (14.7%)
Hang Lung Properties Ltd.	253,000	740
Henderson Land Development Co., Ltd.	148,265	658
Hongkong Land Holdings Ltd.	494,500	2,189
Hysan Development Co., Ltd.	231,580	695
Kerry Properties Ltd.	287,699	905
New World Development Ltd.	129,940	122
Sino Land Co., Ltd.	97,834	129
Sun Hung Kai Properties Ltd.	388,154	4,398
Swire Pacific Ltd.	14,500	149
Wharf Holdings Ltd.	235,816	1,146
		11,131
Italy (0.3%)
Beni Stabili S.p.A. REIT	411,208	217

Japan (10.9%)
Japan Real Estate Investment Corp. REIT	43	420
Mitsubishi Estate Co., Ltd.	184,000	2,978
Mitsui Fudosan Co., Ltd.	155,000	2,453
Nippon Building Fund, Inc. REIT	48	496
NTT Urban Development Corp.	106	77
Sumitomo Realty & Development Co., Ltd.	94,000	1,806
		8,230
Malta (0.0%)
BGP Holdings PLC (d)(e)	5,886,464	—

Netherlands (1.4%)
Corio N.V. REIT	10,673	491
Eurocommercial Properties N.V. CVA REIT	11,019	423
Vastned Retail N.V. REIT	193	9
Wereldhave N.V. REIT	2,327	164
		1,087
Norway (0.0%)
Norwegian Property ASA	13,083	17

Singapore (2.3%)
CapitaCommercial Trust REIT	88,000	67
CapitaLand Ltd.	464,000	865
CapitaMall Trust REIT	8,000	11
CapitaMalls Asia Ltd.	62,000	56

	Shares	Value (000)
City Developments Ltd.	42,000	$305
Global Logistic Properties Ltd. (d)	42,000	53
Keppel Land Ltd.	131,110	256
Suntec REIT	98,000	86
		1,699
Sweden (0.7%)
Atrium Ljungberg AB, Class B	10,130	97
Castellum AB	4,285	52
Fabege AB	6,256	47
Hufvudstaden AB, Class A	31,308	303
		499
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (d)	6,509	584
Swiss Prime Site AG (Registered) (d)	1,621	131
		715
United Kingdom (6.9%)
Big Yellow Group PLC REIT	65,931	245
British Land Co., PLC REIT	87,269	644
Capital & Counties Properties PLC	23,993	63
Capital & Regional PLC (d)	236,701	130
Capital Shopping Centres Group PLC REIT	57,779	294
Derwent London PLC REIT	9,869	221
Development Securities PLC	19,830	58
Grainger PLC	122,101	164
Great Portland Estates PLC REIT	28,469	150
Hammerson PLC REIT	125,451	732
Land Securities Group PLC REIT	98,183	978
LXB Retail Properties PLC (d)	163,845	257
Metric Property Investments PLC REIT	71,893	112
Quintain Estates & Development PLC (d)	187,890	117
Safestore Holdings PLC	139,168	221
Segro PLC REIT	78,823	269
Shaftesbury PLC REIT	11,049	80
ST Modwen Properties PLC	109,462	199
Unite Group PLC (d)	106,023	272
		5,206
United States (41.0%)
Acadia Realty Trust REIT	17,911	335
Apartment Investment & Management Co., Class A REIT	26,175	579
Ashford Hospitality Trust, Inc. REIT	17,920	126
Assisted Living Concepts, Inc., Class A	24,060	305
AvalonBay Communities, Inc. REIT	8,793	1,003
BioMed Realty Trust, Inc. REIT	4,745	79
Boston Properties, Inc. REIT	15,720	1,401
BRE Properties, Inc. REIT	6,430	272
Brookfield Office Properties, Inc.	70,771	975
Camden Property Trust REIT	7,551	417
Capital Senior Living Corp. (d)	29,550	182
CommonWealth REIT	10,055	191
Coresite Realty Corp. REIT	6,430	92
Cousins Properties, Inc. REIT	58,506	342
CreXus Investment Corp. REIT	15,710	139

	Shares	Value (000)
DCT Industrial Trust, Inc. REIT	56,910	$250
Douglas Emmett, Inc. REIT	6,860	117
Equity Lifestyle Properties, Inc. REIT	11,395	714
Equity Residential REIT	53,629	2,782
Federal Realty Investment Trust REIT	4,891	403
Forest City Enterprises, Inc., Class A (d)	95,207	1,015
General Growth Properties, Inc. REIT	115,206	1,394
HCP, Inc. REIT	36,854	1,292
Health Care, Inc. REIT	5,690	266
Healthcare Realty Trust, Inc. REIT	53,097	895
Host Hotels & Resorts, Inc. REIT	173,289	1,896
Hudson Pacific Properties, Inc. REIT	14,330	167
Kite Realty Group Trust REIT	20,110	74
Lexington Realty Trust REIT	3,730	24
Mack-Cali Realty Corp. REIT	17,377	465
Omega Healthcare Investors, Inc. REIT	7,360	117
Parkway Properties, Inc. REIT	2,108	23
ProLogis, Inc. REIT	27,769	673
PS Business Parks, Inc. REIT	3,318	164
Public Storage REIT	9,686	1,079
Regency Centers Corp. REIT	41,828	1,478
Retail Opportunity Investments Corp. REIT	26,956	299
Senior Housing Properties Trust REIT	34,964	753
Simon Property Group, Inc. REIT	37,111	4,081
Sovran Self Storage, Inc. REIT	4,150	154
STAG Industrial, Inc. REIT	6,030	62
Starwood Hotels & Resorts Worldwide, Inc.	48,338	1,876
Starwood Property Trust, Inc. REIT	22,270	382
Vornado Realty Trust REIT	20,539	1,533
Winthrop Realty Trust REIT	11,950	104
		30,970
Total Common Stocks (Cost $75,754)		74,817

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $814)	813,639	814
Total Investments (100.1%) (Cost $76,568) (g)+		75,631
Liabilities in Excess of Other Assets (-0.1%)		(45)
Net Assets (100.0%)		$75,586

(a)                                  Comprised of securities in separate entities that are traded as a single stapled security.

(b)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 Non-income producing security.

(e)                                  At September 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets.  The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                 The approximate market value and percentage of net assets, $41,678,000 and 55.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $76,568,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $937,000 of which approximately $8,246,000 related to appreciated securities and approximately $9,183,000 related to depreciated securities.

CVA                      Certificaten Van Aandelen.

REIT                     Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$521	$—	$—		$521
Diversified	3,110	25,709	—	†	28,819
Health Care	3,942	—	—		3,942
Industrial	985	611	—		1,596
Lodging/Resorts	3,898	—	—		3,898
Mixed Industrial/Office	403	—	—		403
Office	3,472	5,537	—		9,009
Residential	6,198	2,425	—		8,623
Retail	9,377	6,930	—		16,307
Self Storage	1,233	466	—		1,699
Total Common Stocks	33,139	41,678	—	†	74,817
Short-Term Investment - Investment Company	814	—	—		814
Total Assets	$33,953	$41,678	$—	†	$75,631

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $40,847,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

†                                          Includes one or more securities which are valued at zero.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (40.0%)
Agency Fixed Rate Mortgages (4.5%)
United States (4.5%)
Federal Home Loan Mortgage Corporation,
6.00%, 2/1/38	$72	$79
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/40 — 8/1/41	499	531
5.00%, 1/1/41 — 3/1/41	356	387
5.50%, 2/1/38 — 5/1/39	468	510
6.00%, 3/1/37 — 7/1/38	369	405
6.50%, 8/1/38	101	112
October TBA:
4.00%, 10/25/41 (a)	100	105
Government National Mortgage Association,
October TBA:
4.00%, 10/25/41 (a)	300	321
Various Pools:
4.50%, 6/15/39 — 8/15/39	410	448
Total Agency Fixed Rate Mortgages (Cost $2,881)		2,898

Asset-Backed Securities (0.6%)
United States (0.6%)
Ally Auto Receivables Trust,
0.97%, 8/17/15	125	125
CNH Equipment Trust,
1.20%, 5/16/16	125	126
CVS Pass-Through Trust,
6.04%, 12/10/28	66	69
North Carolina State Education Assistance Authority,
1.14%, 7/25/25 (b)	100	97
Total Asset-Backed Securities (Cost $415)		417

Commercial Mortgage Backed Securities (1.2%)
United States (1.2%)
Banc of America Commercial Mortgage, Inc.,
5.83%, 4/10/49 (b)	75	64
Bear Stearns Commercial Mortgage Securities,
5.36%, 2/11/44	70	60
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49 (b)(c)	120	111
5.92%, 3/15/49 (b)(c)	40	40
Greenwich Capital Commercial Funding Corp.,
5.48%, 3/10/39	65	55
5.87%, 12/10/49 (b)	200	162
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	105	107
6.10%, 2/12/51 (b)	50	45
6.26%, 2/15/51 (b)	65	55
LB-UBS Commercial Mortgage Trust,
6.37%, 9/15/45 (b)	75	62
Total Commercial Mortgage Backed Securities (Cost $860)		761

	Face Amount (000)		Value (000)
Corporate Bonds (12.7%)
Australia (0.9%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	$66
Commonwealth Bank of Australia,
5.00%, 3/19/20 (d)		$65	68
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (d)		40	36
6.88%, 2/1/18 (d)		15	13
Macquarie Bank Ltd.,
6.63%, 4/7/21 (d)		35	33
Macquarie Group Ltd.,
6.00%, 1/14/20 (d)		50	47
National Australia Bank Ltd.,
3.50%, 1/23/15	EUR	50	68
4.00%, 7/13/20		50	67
Santos Finance Ltd.,
8.25%, 9/22/70 (b)		50	59
Telstra Corp. Ltd.,
4.80%, 10/12/21 (d)		$40	42
Wesfarmers Ltd.,
2.98%, 5/18/16 (d)		30	30
Westpac Banking Corp.,
3.00%, 12/9/15		50	51
			580
Belgium (0.1%)
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 4/15/20		50	57

Brazil (0.2%)
Petrobras International Finance Co.,
5.75%, 1/20/20		50	52
Vale Overseas Ltd.,
5.63%, 9/15/19		85	90
			142
France (1.0%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	50	65
BNP Paribas SA,
5.00%, 1/15/21		$60	59
5.43%, 9/7/17	EUR	50	65
Cie Generale des Etablissements Michelin,
Zero Coupon, 1/1/17		52	77
Credit Agricole SA,
3.90%, 4/19/21		50	51
5.88%, 6/11/19		50	62
Crown European Holdings SA,
7.13%, 8/15/18		50	65
Lafarge SA,
5.50%, 12/16/19		50	58
RTE EDF Transport SA,
5.13%, 9/12/18		50	74

	Face Amount (000)		Value (000)
Societe Generale SA,
6.13%, 8/20/18		$50	$63
			639
Germany (0.6%)
Daimler Finance North America LLC,
8.50%, 1/18/31		75	106
Deutsche Bank AG,
5.00%, 6/24/20	EUR	50	63
HeidelbergCement Finance BV,
8.00%, 1/31/17		50	66
Kreditanstalt fuer Wiederaufbau,
1.50%, 7/30/14		100	141
			376
Ireland (0.2%)
Ardagh Glass Finance PLC,
8.75%, 2/1/20		50	52
Smurfit Kappa Acquisitions,
7.25%, 11/15/17		50	63
			115
Italy (0.9%)
Enel Finance International N.V.,
5.13%, 10/7/19 (d)		$100	94
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	100	144
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (d)		$100	89
Italcementi Finance SA,
5.38%, 3/19/20	EUR	50	54
Telecom Italia Capital SA,
7.18%, 6/18/19		$65	65
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	39
UniCredit SpA,
4.38%, 2/10/14		50	65
5.75%, 9/26/17		50	57
			607
Luxembourg (0.4%)
ArcelorMittal,
9.38%, 6/3/16		50	72
9.85%, 6/1/19		$75	85
ITW Finance Europe SA,
5.25%, 10/1/14	EUR	50	73
			230
Netherlands (0.4%)
ABN Amro Bank NV,
3.63%, 10/6/17		50	65
Aegon N.V.,
4.63%, 12/1/15		$50	51

	Face Amount (000)		Value (000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
3.75%, 11/9/20	EUR	50	$61
Ziggo Bond Co. BV,
8.00%, 5/15/18		50	65
			242
Poland (0.1%)
CEDC Finance Corp. International, Inc.,
8.88%, 12/1/16		50	50

Spain (0.3%)
Gas Natural Capital Markets SA,
4.13%, 1/26/18		50	61
Telefonica Emisiones SAU,
3.66%, 9/18/17		50	62
Telefonica Europe BV,
8.25%, 9/15/30		$65	73
			196
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	70	84

Switzerland (0.3%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (d)		$25	26
Credit Suisse AG,
4.75%, 8/5/19	EUR	75	103
UBS AG,
6.00%, 4/18/18		65	95
			224
United Kingdom (1.8%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16		100	134
BAA Funding Ltd.,
4.60%, 2/15/18		50	66
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21		100	116
BAT International Finance PLC,
5.38%, 6/29/17		50	75
HSBC Holdings PLC,
4.50%, 4/30/14		50	71
6.25%, 3/19/18		50	68
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	79
Lloyds TSB Bank PLC,
6.38%, 6/17/16 — 1/21/21		$120	145
Mondi Finance PLC,
5.75%, 4/3/17	EUR	50	66
National Grid Gas PLC,
5.13%, 5/14/13		50	70
Nationwide Building Society,
6.25%, 2/25/20 (d)		$100	101

	Face Amount (000)		Value (000)
Royal Bank of Scotland PLC (The),
4.88%, 1/20/17	EUR	75	$93
Standard Chartered PLC,
5.75%, 4/30/14		50	72
			1,156
United States (5.4%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		$30	33
Altria Group, Inc.,
9.25%, 8/6/19		75	98
American International Group, Inc.,
6.40%, 12/15/20		25	25
ARAMARK Corp.,
8.50%, 2/1/15		125	127
AT&T, Inc.,
6.30%, 1/15/38		40	46
BA Covered Bond Issuer,
4.13%, 4/5/12	EUR	100	135
Bank of America Corp.,
5.65%, 5/1/18		$90	86
Barrick North America Finance LLC,
4.40%, 5/30/21		40	41
CBS Corp.,
5.75%, 4/15/20		35	39
Celgene Corp.,
3.95%, 10/15/20		100	101
CenturyLink, Inc.,
6.45%, 6/15/21		15	14
Citigroup, Inc.,
8.50%, 5/22/19 (e)		75	91
Comcast Corp.,
5.15%, 3/1/20		50	57
Constellation Brands, Inc.,
7.25%, 5/15/17		120	127
CRH America, Inc.,
6.00%, 9/30/16		55	59
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		60	62
Frontier Communications Corp.,
8.50%, 4/15/20		115	112
General Electric Capital Corp.,
5.30%, 2/11/21		40	42
MTN
6.00%, 8/7/19		125	141
Genworth Financial, Inc.,
7.20%, 2/15/21		50	43
Georgia-Pacific LLC,
7.75%, 11/15/29		30	35
8.88%, 5/15/31		40	50
Gilead Sciences, Inc.,
4.50%, 4/1/21		70	76
1.00%, 5/1/14		73	79
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	62
6.75%, 10/1/37		$100	92

	Face Amount (000)		Value (000)
Home Depot, Inc.,
5.40%, 9/15/40		$100	$111
Intel Corp.,
2.95%, 12/15/35		111	113
International Paper Co.,
7.50%, 8/15/21		45	52
Jefferies Group, Inc.,
3.88%, 11/9/15		35	34
JPMorgan Chase & Co.,
4.25%, 10/15/20		100	100
L-3 Communications Corp.,
4.75%, 7/15/20		80	83
Lam Research Corp.,
1.25%, 5/15/18 (d)		92	86
Life Technologies Corp.,
6.00%, 3/1/20		35	39
Marathon Petroleum Corp.,
5.13%, 3/1/21 (d)		35	36
Merrill Lynch & Co., Inc.,
6.75%, 5/21/13	EUR	50	67
Microsoft Corp.,
Zero Coupon, 6/15/13 (d)(f)		$101	103
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20		40	40
NBC Universal Media LLC,
4.38%, 4/1/21		100	103
News America, Inc.,
4.50%, 2/15/21		20	20
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19		50	64
PPL WEM Holdings PLC,
3.90%, 5/1/16 (d)		60	63
Reinsurance Group of America, Inc.,
6.45%, 11/15/19		50	57
Santander Holdings USA, Inc.,
4.63%, 4/19/16		20	19
SLM Corp.,
6.25%, 1/25/16		65	64
SUPERVALU, Inc.,
8.00%, 5/1/16 (f)		130	123
Thermo Fisher Scientific, Inc.,
4.50%, 3/1/21		40	44
Verizon Communications, Inc.,
7.35%, 4/1/39		35	47
Viacom, Inc.,
6.88%, 4/30/36		50	60
Wells Fargo Bank NA,
6.00%, 5/23/13	EUR	50	70
			3,471
Total Corporate Bonds (Cost $8,738)			8,169

Sovereign (14.9%)
Australia (0.5%)
Australia Government Bond,
5.25%, 3/15/19	AUD	40	41

	Face Amount (000)		Value (000)
Treasury Corp. of Victoria,
5.75%, 11/15/16	AUD	300	$308
			349
Canada (1.2%)
Canadian Government Bond,
4.25%, 6/1/18	CAD	580	642
Province of Ontario Canada,
4.00%, 12/3/19	EUR	85	126
			768
Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/17	DKK	485	100

France (0.4%)
France Government Bond OAT,
5.50%, 4/25/29	EUR	135	233

Germany (3.4%)
Bundesrepublik Deutschland,
3.25%, 7/4/15		450	656
3.50%, 7/4/19		200	305
4.25%, 7/4/17 — 7/4/39		80	131
4.75%, 7/4/34		325	589
Bundesschatzanweisungen,
1.00%, 12/14/12		400	539
			2,220
Italy (0.8%)
Italy Buoni Poliennali Del Tesoro,
3.00%, 6/15/15		200	254
4.00%, 9/1/20		150	182
5.00%, 8/1/39		85	94
			530
Japan (4.3%)
Japan Government Ten Year Bond,
1.30%, 12/20/13	JPY	45,000	598
1.40%, 9/20/15		58,000	785
1.70%, 6/20/18		20,000	279
1.90%, 6/20/16		5,000	69
Japan Government Thirty Year Bond,
1.70%, 6/20/33		82,000	1,049
			2,780
Mexico (0.5%)
Mexican Bonos,
10.00%, 12/5/24	MXN	3,600	332

Netherlands (0.6%)
Netherlands Government Bond,
4.00%, 7/15/19	EUR	275	421

	Face Amount (000)		Value (000)
Poland (0.6%)
Poland Government Bond,
5.25%, 10/25/17	PLN	1,275	$379

South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	400	47

Sweden (0.4%)
Sweden Government Bond,
4.50%, 8/12/15	SEK	1,400	228

United Kingdom (1.9%)
United Kingdom Gilt,
3.75%, 9/7/20	GBP	50	87
4.25%, 6/7/32		365	649
4.50%, 3/7/13		80	132
5.00%, 3/7/18		180	337
			1,205
Total Sovereign (Cost $9,559)			9,592

U.S. Treasury Securities (6.1%)
United States (6.1%)
U.S. Treasury Bonds,
3.50%, 2/15/39		$580	645
6.88%, 8/15/25 (f)		300	460
U.S. Treasury Notes,
2.38%, 10/31/14 (f)		1,360	1,440
2.75%, 2/28/18		950	1,035
3.13%, 5/15/19		200	223
3.63%, 2/15/21		110	127
Total U.S. Treasury Securities (Cost $3,729)			3,930
Total Fixed Income Securities (Cost $26,182)			25,767

	Shares
Common Stocks (44.7%)
Australia (2.1%)
AGL Energy Ltd.	904	12
Alumina Ltd.	9,345	13
Amcor Ltd.	2,905	19
AMP Ltd.	7,504	28
ASX Ltd.	521	15
Australia & New Zealand Banking Group Ltd.	5,249	97
BHP Billiton Ltd.	6,142	204
Brambles Ltd.	3,179	20
Coca-Cola Amatil Ltd.	560	6
Commonwealth Bank of Australia	2,661	116
CSL Ltd.	1,047	30
Echo Entertainment Group Ltd. (g)	378	1

	Shares	Value (000)
Fortescue Metals Group Ltd. (f)	3,024	$13
Foster’s Group Ltd.	5,107	26
GPT Group REIT (Stapled Securities) (h)	7,895	24
Incitec Pivot Ltd.	4,364	14
Insurance Australia Group Ltd.	5,277	15
Leighton Holdings Ltd. (f)	433	8
Macquarie Group Ltd.	781	17
National Australia Bank Ltd.	3,812	81
Newcrest Mining Ltd.	1,373	45
Orica Ltd.	1,136	25
Origin Energy Ltd.	2,512	32
QBE Insurance Group Ltd.	3,321	41
Rio Tinto Ltd.	827	48
Santos Ltd.	1,903	21
Stockland REIT (Stapled Securities) (h)(i)	8,454	24
Suncorp Group Ltd.	3,090	24
TABCORP Holdings Ltd.	379	1
Telstra Corp, Ltd.	7,625	23
Transurban Group (Stapled Securities) (h)	3,556	18
Treasury Wine Estates Ltd.	1,702	6
Wesfarmers Ltd.	1,835	55
Wesfarmers Ltd.	285	9
Westfield Group REIT (Stapled Securities) (h)(i)	4,870	36
Westfield Retail Trust REIT	4,870	11
Westpac Banking Corp. (f)	5,241	101
Woodside Petroleum Ltd.	1,157	36
Woolworths Ltd.	2,227	53
		1,368
Austria (0.1%)
Erste Group Bank AG	537	13
Immofinanz AG (g)	955	3
Verbund AG, Class A	128	4
Voestalpine AG	270	8
		28
Belgium (0.2%)
Ageas	3,749	7
Anheuser-Busch InBev N.V.	1,102	58
Colruyt SA	121	5
Groupe Bruxelles Lambert SA	202	14
KBC Groep N.V.	151	4
Solvay SA, Class A	98	9
Umicore SA	216	8
		105
Canada (2.8%)
Agnico-Eagle Mines Ltd.	400	24
Agrium, Inc.	400	27
Bank of Montreal	1,125	63
Bank of Nova Scotia (f)	1,600	81
Barrick Gold Corp. (f)	2,100	98
BCE, Inc.	2,000	75
Brookfield Asset Management, Inc., Class A	1,400	39
Cameco Corp. (f)	1,000	18

	Shares	Value (000)
Canadian Imperial Bank of Commerce	900	$63
Canadian National Railway Co.	1,000	67
Canadian Natural Resources Ltd. (f)	2,000	59
Canadian Pacific Railway Ltd. (f)	400	19
Cenovus Energy, Inc. (f)	1,600	49
Crescent Point Energy Corp. (f)	600	23
Eldorado Gold Corp.	1,200	21
Enbridge, Inc.	1,800	57
Encana Corp.	1,800	35
Goldcorp, Inc.	1,600	73
Imperial Oil Ltd. (f)	200	7
Kinross Gold Corp.	2,400	36
Magna International, Inc.	600	20
Manulife Financial Corp. (f)	5,800	66
National Bank of Canada (f)	300	20
Nexen, Inc. (f)	1,500	23
Penn West Petroleum Ltd. (f)	900	13
Potash Corp. of Saskatchewan, Inc.	1,800	78
Power Corp. of Canada (f)	1,300	29
Research In Motion Ltd. (g)	1,000	20
Rogers Communications, Inc. (f)	700	24
Royal Bank of Canada (f)	2,300	105
Shoppers Drug Mart Corp. (f)	1,000	39
Silver Wheaton Corp. (f)	700	21
Sun Life Financial, Inc.	1,600	38
Suncor Energy, Inc. (f)	3,100	79
Talisman Energy, Inc.	2,000	25
Teck Resources Ltd.	1,000	30
Thomson Reuters Corp.	900	24
Toronto-Dominion Bank (The) (f)	1,800	128
TransCanada Corp. (f)	1,200	49
Yamana Gold, Inc. (f)	1,700	23
		1,788
Chile (0.0%)
Antofagasta PLC	742	10

China (0.0%)
Wynn Macau Ltd. (f)	5,600	13

Denmark (0.2%)
AP Moller - Maersk A/S	1	6
AP Moller - Maersk A/S Series B	2	12
Danske Bank A/S (g)	684	9
DSV A/S	376	7
Novo Nordisk A/S Series B	1,004	100
Novozymes A/S, Class B	66	9
Vestas Wind Systems A/S (g)	387	6
		149
Finland (0.2%)
Elisa Oyj	277	6
Fortum Oyj	651	15
Kone Oyj, Class B	292	14
Metso Oyj	204	6
Nokia Oyj	5,675	32
Nokian Renkaat Oyj	240	7

	Shares	Value (000)
Sampo Oyj, Class A	605	$15
Stora Enso Oyj, Class R	1,002	6
UPM-Kymmene Oyj	554	6
Wartsila Oyj	291	7
		114
France (1.9%)
Aeroports de Paris	55	4
Air Liquide SA	484	57
Alcatel-Lucent (g)	6,226	18
Alstom SA	406	13
ArcelorMittal	1,340	21
AXA SA	3,457	45
BNP Paribas SA	2,437	96
Bouygues SA (f)	355	12
Cap Gemini SA	333	11
Carrefour SA	744	17
Christian Dior SA	127	14
Cie de St-Gobain	696	27
Cie Generale d’Optique Essilor International SA	303	22
Cie Generale de Geophysique-Veritas (g)	256	4
Cie Generale des Etablissements Michelin Series B	364	22
Credit Agricole SA	2,594	18
Danone	832	51
EDF SA	431	12
European Aeronautic Defence and Space Co. N.V.	675	19
Fonciere Des Regions REIT	53	4
France Telecom SA	3,248	53
GDF Suez	2,230	67
Gecina SA REIT	37	3
Groupe Eurotunnel SA	949	8
Klepierre REIT	187	5
L’Oreal SA	475	46
Lafarge SA	345	12
Legrand SA	195	6
LVMH Moet Hennessy Louis Vuitton SA	356	47
Pernod-Ricard SA	351	27
Peugeot SA	386	8
Publicis Groupe SA	312	13
Renault SA	330	11
Safran SA	251	8
Sanofi	955	63
Schneider Electric SA	884	48
SES SA	614	15
Societe Generale SA	1,673	44
Sodexo	272	18
Technip SA	158	13
Thales SA	156	5
Total SA	2,739	121
Unibail-Rodamco SE REIT	89	16
Vallourec SA	167	9
Veolia Environnement SA (f)	586	8
Vinci SA	830	36
Vivendi SA	1,701	35
		1,232

	Shares	Value (000)
Germany (1.9%)
Adidas AG	339	$21
Allianz SE (Registered)	940	89
BASF SE	1,379	84
Bayer AG (Registered)	1,556	86
Bayerische Motoren Werke AG	683	45
Commerzbank AG (g)	871	2
Continental AG (g)	162	9
Daimler AG (Registered)	1,609	71
Deutsche Bank AG (Registered)	1,493	52
Deutsche Boerse AG (g)	295	15
Deutsche Lufthansa AG (Registered)	480	6
Deutsche Post AG (Registered)	1,164	15
Deutsche Telekom AG (Registered)	4,660	55
E.ON AG	3,502	76
Esprit Holdings Ltd. (f)	3,544	4
Fraport AG Frankfurt Airport Services Worldwide	40	2
Fresenius Medical Care AG & Co. KGaA	357	24
Fresenius SE & Co. KGaA	260	23
HeidelbergCement AG	163	6
Henkel AG & Co. KGaA	306	13
Henkel AG & Co. KGaA (Preference)	360	19
Infineon Technologies AG	2,448	18
K+S AG (Registered)	236	13
Lanxess AG	139	7
Linde AG	293	39
MAN SE	173	22
Merck KGaA	187	15
Metro AG	199	8
Muenchener Rueckversicherungs AG (Registered)	443	55
Porsche Automobil Holding SE (Preference)	504	24
QIAGEN N.V. (f)(g)	899	13
RWE AG	930	34
Salzgitter AG	82	4
SAP AG	1,864	95
Siemens AG (Registered)	1,352	122
ThyssenKrupp AG	542	13
Volkswagen AG	41	5
Volkswagen AG (Preference)	287	38
		1,242
Greece (0.0%)
National Bank of Greece SA (g)	1,384	5

Hong Kong (1.0%)
Bank of East Asia Ltd. (f)	5,780	18
BOC Hong Kong Holdings Ltd.	13,000	27
Cheung Kong Holdings Ltd.	5,000	53
CLP Holdings Ltd.	7,500	67
Hang Lung Group Ltd.	3,000	15
Hang Lung Properties Ltd.	7,000	20
Hang Seng Bank Ltd.	4,700	55
Henderson Land Development Co., Ltd.	5,067	22
Hong Kong & China Gas Co., Ltd.	12,100	27
Hong Kong Exchanges and Clearing Ltd.	3,645	52
Hutchison Whampoa Ltd.	7,000	52
Kerry Properties Ltd.	2,500	8

	Shares	Value (000)
Link REIT (The) (f)	7,307	$23
MTR Corp.	5,588	17
New World Development Ltd.	9,235	9
Power Assets Holdings Ltd.	5,500	42
Sands China Ltd. (g)	8,800	20
Sino Land Co., Ltd. (f)	8,059	11
Sun Hung Kai Properties Ltd.	5,000	57
Swire Pacific Ltd.	2,500	26
Wharf Holdings Ltd.	4,400	21
		642
India (0.0%)
Cairn Energy PLC (g)	2,403	10

Ireland (0.0%)
CRH PLC	832	13

Israel (0.1%)
Teva Pharmaceutical Industries Ltd. ADR	1,446	54

Italy (0.5%)
Assicurazioni Generali SpA	2,726	43
Atlantia SpA	530	8
Banco Popolare SC (f)	4,013	7
Enel Green Power SpA	2,893	7
Enel SpA	14,750	65
Eni SpA	3,251	57
Exor SpA	94	2
Fiat Industrial SpA (g)	998	7
Fiat SpA	786	4
Finmeccanica SpA	598	4
Intesa Sanpaolo SpA	23,263	36
Luxottica Group SpA	179	5
Mediobanca SpA	766	6
Saipem SpA	424	15
Snam Rete Gas SpA	2,878	13
Telecom Italia SpA	13,589	15
Terna Rete Elettrica Nazionale SpA	2,573	10
UniCredit SpA	28,646	30
Unione di Banche Italiane SCPA	1,110	4
		338
Japan (5.0%)
Aeon Co., Ltd. (f)	1,900	26
Aisin Seiki Co., Ltd. (f)	400	13
Ajinomoto Co., Inc. (f)	2,000	24
Asahi Glass Co., Ltd.	2,000	20
Asahi Group Holdings Ltd.	900	19
Asahi Kasei Corp. (f)	4,000	24
Astellas Pharma, Inc. (f)	700	26
Bank of Yokohama Ltd. (The)	6,000	30
Bridgestone Corp.	1,500	34
Canon, Inc.	1,700	77
Central Japan Railway Co. (f)	3	26
Chubu Electric Power Co., Inc. (f)	1,100	21
Chugoku Electric Power Co., Inc. (The) (f)	700	12
Dai Nippon Printing Co., Ltd.	1,000	10

	Shares	Value (000)
Dai-ichi Life Insurance Co., Ltd. (The) (f)	22	$23
Daiichi Sankyo Co., Ltd. (f)	1,000	21
Daikin Industries Ltd. (f)	400	11
Daiwa House Industry Co., Ltd.	2,000	26
Daiwa Securities Group, Inc. (f)	6,000	22
Denso Corp. (f)	700	22
East Japan Railway Co. (f)	700	43
Eisai Co., Ltd. (f)	600	24
Fanuc Corp. (f)	300	41
Fast Retailing Co., Ltd.	100	18
FUJIFILM Holdings Corp. (f)	1,000	23
Fujitsu Ltd.	4,000	19
Hankyu Hanshin Holdings, Inc.	6,000	26
Hitachi Ltd. (f)	7,000	35
Honda Motor Co., Ltd. (f)	2,500	73
Hoya Corp. (f)	900	21
Inpex Corp.	4	25
ITOCHU Corp. (f)	2,800	27
Japan Tobacco, Inc. (f)	8	37
JFE Holdings, Inc.	900	18
JS Group Corp.	1,100	31
JX Holdings, Inc. (f)	5,500	31
Kansai Electric Power Co., Inc. (The) (f)	1,200	21
Kao Corp. (f)	700	19
KDDI Corp. (f)	4	27
Keyence Corp. (f)	200	55
Kintetsu Corp. (f)	6,000	23
Kirin Holdings Co., Ltd.	2,000	26
Kobe Steel Ltd. (f)	8,000	13
Komatsu Ltd. (f)	2,100	45
Konica Minolta Holdings, Inc. (f)	1,500	10
Kubota Corp. (f)	3,000	24
Kuraray Co., Ltd.	1,000	14
Kyocera Corp. (f)	300	25
Kyushu Electric Power Co., Inc.	800	13
Marubeni Corp.	4,000	22
Mitsubishi Chemical Holdings Corp. (f)	3,500	24
Mitsubishi Corp.	2,300	47
Mitsubishi Electric Corp.	4,000	35
Mitsubishi Estate Co., Ltd. (f)	2,000	32
Mitsubishi Heavy Industries Ltd. (f)	9,000	38
Mitsui & Co., Ltd. (f)	2,800	41
Mitsui Fudosan Co., Ltd. (f)	2,000	32
Mitsui OSK Lines Ltd. (f)	3,000	12
Mizuho Financial Group, Inc. (f)	37,100	54
MS&AD Insurance Group Holdings (f)	1,100	24
Murata Manufacturing Co., Ltd. (f)	400	22
NEC Corp. (g)	8,000	16
NGK Insulators Ltd.	1,000	15
Nidec Corp. (f)	200	16
Nikon Corp. (f)	800	19
Nintendo Co., Ltd.	100	15
Nippon Building Fund, Inc. REIT (f)	2	21
Nippon Steel Corp. (f)	9,000	26
Nippon Telegraph & Telephone Corp.	900	43
Nippon Yusen KK (f)	3,000	8
Nissan Motor Co., Ltd. (f)	3,800	34
Nitto Denko Corp. (f)	400	16

	Shares	Value (000)
NKSJ Holdings, Inc. (f)	1,000	$22
Nomura Holdings, Inc. (f)	6,800	25
NTT DoCoMo, Inc. (f)	27	49
Odakyu Electric Railway Co., Ltd. (f)	3,000	29
Olympus Corp. (f)	500	15
Omron Corp.	700	14
Oriental Land Co., Ltd. (f)	200	21
ORIX Corp.	220	17
Osaka Gas Co., Ltd. (f)	5,000	21
Panasonic Corp. (f)	2,800	27
Rakuten, Inc. (f)	20	23
Ricoh Co., Ltd. (f)	2,000	17
Rohm Co., Ltd.	300	16
Secom Co., Ltd. (f)	700	34
Sekisui House Ltd.	2,000	19
Seven & I Holdings Co., Ltd.	1,500	42
Sharp Corp. (f)	2,000	17
Shikoku Electric Power Co., Inc. (f)	500	14
Shin-Etsu Chemical Co., Ltd. (f)	700	34
Shionogi & Co., Ltd. (f)	1,200	18
Shiseido Co., Ltd. (f)	800	15
Shizuoka Bank Ltd. (The) (f)	3,000	31
SMC Corp. (f)	200	29
Softbank Corp.	1,400	41
Sony Corp. (f)	1,700	33
Sumitomo Chemical Co., Ltd. (f)	3,000	12
Sumitomo Corp. (f)	1,900	23
Sumitomo Electric Industries Ltd.	1,200	14
Sumitomo Metal Industries Ltd.	6,000	12
Sumitomo Metal Mining Co., Ltd.	1,000	13
Sumitomo Mitsui Financial Group, Inc. (f)	2,400	68
Sumitomo Mitsui Trust Holdings, Inc. (f)	6,000	20
Sumitomo Realty & Development Co., Ltd.	1,000	19
Suzuki Motor Corp.	700	15
T&D Holdings, Inc.	1,700	16
Takeda Pharmaceutical Co., Ltd. (f)	1,100	52
TDK Corp. (f)	400	14
Terumo Corp. (f)	500	26
Tohoku Electric Power Co., Inc. (f)	1,000	14
Tokio Marine Holdings, Inc.	1,400	35
Tokyo Electric Power Co., Inc. (The) (f)(g)	3,400	10
Tokyo Electron Ltd. (f)	500	23
Tokyo Gas Co., Ltd. (f)	5,000	23
Tokyu Corp.	4,000	20
Toray Industries, Inc. (f)	4,000	28
Toshiba Corp. (f)	7,000	29
Toyota Industries Corp. (f)	800	23
Toyota Motor Corp.	4,400	150
West Japan Railway Co. (f)	400	17
Yahoo! Japan Corp. (f)	47	15
Yamada Denki Co., Ltd. (f)	250	17
Yamato Holdings Co., Ltd. (f)	400	7
		3,244
Kazakhstan (0.0%)
Kazakhmys PLC	553	7

	Shares	Value (000)
Netherlands (0.5%)
Akzo Nobel N.V.	388	$17
ASML Holding N.V.	662	23
Corio N.V. REIT	115	5
Fugro N.V.	96	5
Heineken N.V.	613	27
ING Groep N.V. (g)	6,388	45
Koninklijke Ahold N.V.	1,733	20
Koninklijke KPN N.V.	1,823	24
Koninklijke Philips Electronics N.V.	1,872	34
Koninklijke Vopak N.V.	116	6
PostNL N.V.	586	3
TNT Express N.V.	586	4
Unilever N.V. CVA	2,405	76
		289
Norway (0.2%)
Aker Solutions ASA	246	3
DnB NOR ASA	2,312	23
Kvaerner ASA (g)	246	—	@
Norsk Hydro ASA	1,778	8
Orkla ASA	1,208	9
Renewable Energy Corp. ASA (f)(g)	1,171	1
Statoil ASA	2,812	60
Subsea 7 SA (f)(g)	420	8
Telenor ASA	995	15
Yara International ASA	352	14
		141
Poland (0.0%)
Jeronimo Martins SGPS SA	411	6

Portugal (0.1%)
EDP - Energias de Portugal SA	4,041	12
Galp Energia SGPS SA	421	8
Portugal Telecom SGPS SA (Registered)	1,039	8
		28
South Africa (0.1%)
SABMiller PLC	1,566	51
		51
Spain (0.9%)
Abertis Infraestructuras SA	502	8
ACS Actividades de Construccion y Servicios SA	323	11
Banco Bilbao Vizcaya Argentaria SA	10,274	84
Banco de Sabadell SA (f)	2,278	8
Banco Popular Espanol SA (f)	1,762	8
Banco Santander SA	18,840	154
CaixaBank	1,494	7
Distribuidora Internacional de Alimentacion SA (g)	744	3
Enagas SA	316	6
Ferrovial SA	872	10
Iberdrola SA	7,962	54
Inditex SA	505	43

	Shares	Value (000)
International Consolidated Airlines Group SA (f)(g)	1,797	$4
Red Electrica Corp. SA	227	10
Repsol YPF SA	3,589	95
Telefonica SA	5,320	102
		607
Sweden (0.8%)
Alfa Laval AB	719	11
Assa Abloy AB Series B	568	12
Atlas Copco AB, Class A	1,379	24
Atlas Copco AB, Class B	701	11
Boliden AB	453	5
Electrolux AB, Series B	323	5
Hennes & Mauritz AB, Class B	1,887	56
Hexagon AB, Class B	400	5
Husqvarna AB, Class B	622	3
Investor AB, Class B	738	13
Kinnevik Investment AB	188	3
Millicom International Cellular SA SDR	134	13
Nordea Bank AB	5,898	48
Ratos AB, Class B	310	4
Sandvik AB	2,004	23
Scania AB, Class B	537	8
Skandinaviska Enskilda Banken AB	3,850	21
Skanska AB, Class B	408	6
SKF AB, Class B	610	11
Svenska Cellulosa AB, Class B	978	12
Svenska Handelsbanken AB, Class A	1,267	32
Swedbank AB, Class A	878	10
Swedish Match AB	725	24
Tele2 AB, Class B	560	10
Telefonaktiebolaget LM Ericsson, Class B	5,723	55
TeliaSonera AB	8,409	55
Volvo AB, Class B	2,789	27
		507
Switzerland (1.8%)
ABB Ltd. (Registered) (g)	3,817	65
Actelion Ltd. (g)	305	10
Adecco SA (Registered) (g)	317	12
Baloise-Holding AG (Registered)	121	9
Cie Financiere Richemont SA	644	29
Credit Suisse Group AG (Registered) (g)	1,859	48
GAM Holding AG (g)	420	5
Geberit AG (Registered) (g)	101	19
Givaudan SA (Registered) (g)	16	12
Holcim Ltd. (Registered) (g)	297	16
Julius Baer Group Ltd. (g)	322	11
Kuehne & Nagel International AG (Registered)	95	11
Lonza Group AG (Registered) (g)	151	9
Nestle SA (Registered)	4,759	262
Novartis AG (Registered)	1,830	102
Roche Holding AG (Genusschein)	1,703	274
Schindler Holding AG	108	11
SGS SA (Registered)	15	23
Sonova Holding AG (Registered) (g)	159	14
Swatch Group AG (The)	43	14

	Shares	Value (000)
Swiss Life Holding AG (Registered) (g)	49	$5
Swiss Re AG (g)	187	9
Syngenta AG (Registered) (g)	170	44
Synthes, Inc. (Registered) (d)	84	14
UBS AG (Registered) (g)	5,690	65
Zurich Financial Services AG (g)	309	64
		1,157
United Kingdom (4.3%)
3i Group PLC	1,738	5
Admiral Group PLC	480	9
AMEC PLC	582	7
Anglo American PLC	1,910	66
ARM Holdings PLC	3,157	27
AstraZeneca PLC	1,216	54
Autonomy Corp. PLC (g)	492	20
Aviva PLC	5,013	24
BAE Systems PLC	6,470	27
Barclays PLC	28,406	70
BG Group PLC	4,763	91
BHP Billiton PLC	3,447	91
BP PLC	18,388	110
British American Tobacco PLC	2,867	122
British Land Co., PLC REIT	1,752	13
British Sky Broadcasting Group PLC	2,612	27
BT Group PLC	19,689	53
Burberry Group PLC	568	10
Capita Group PLC (The)	1,466	16
Capital Shopping Centres Group PLC REIT	1,090	6
Centrica PLC	8,109	37
Compass Group PLC	3,720	30
Diageo PLC	3,815	73
Experian PLC	2,008	23
G4S PLC	4,668	19
GlaxoSmithKline PLC	4,281	88
Hammerson PLC REIT	1,386	8
HSBC Holdings PLC	12,484	95
ICAP PLC	838	5
Imperial Tobacco Group PLC	1,611	54
Inmarsat PLC	301	2
International Power PLC (f)	2,772	13
Investec PLC	1,018	6
Johnson Matthey PLC	352	9
Land Securities Group PLC REIT	1,495	15
Legal & General Group PLC	8,309	12
Lloyds Banking Group PLC (g)	34,284	18
Man Group PLC	2,954	8
Marks & Spencer Group PLC	1,874	9
National Grid PLC	5,529	55
Next PLC	430	17
Old Mutual PLC	7,779	13
Petrofac Ltd.	509	9
Prudential PLC	5,408	46
Randgold Resources Ltd.	113	11
Reckitt Benckiser Group PLC	1,043	53
Reed Elsevier PLC	2,457	19
Resolution Ltd.	2,787	11

	Shares	Value (000)
Rexam PLC	1,501	$7
Rio Tinto PLC	2,182	96
Rolls-Royce Holdings PLC (g)	5,295	49
Royal Bank of Scotland Group PLC (g)	42,301	15
Royal Dutch Shell PLC, Class A	4,782	148
Royal Dutch Shell PLC, Class B	3,831	119
RSA Insurance Group PLC	6,889	12
Schroders PLC	174	4
Scottish & Southern Energy PLC	1,494	30
Segro PLC REIT	1,460	5
Severn Trent PLC	378	9
Shire PLC	1,682	52
Smith & Nephew PLC	2,021	18
Smiths Group PLC	786	12
Standard Chartered PLC	1,916	38
Standard Life PLC	3,659	11
Tesco PLC	10,482	61
Tullow Oil PLC	1,414	29
Unilever PLC	1,999	63
United Utilities Group PLC	1,153	11
Vodafone Group PLC	101,448	262
Weir Group PLC (The)	345	8
WM Morrison Supermarkets PLC	3,846	17
Wolseley PLC	454	11
WPP PLC	5,274	49
Xstrata PLC	3,372	42
		2,784
United States (20.0%)
3M Co.	68	5
Abbott Laboratories	5,517	282
Accenture PLC, Class A	398	21
Adobe Systems, Inc. (g)	3,782	91
AES Corp. (The) (g)	420	4
Aetna, Inc.	276	10
Aflac, Inc.	728	25
AGCO Corp. (g)	1,879	65
Alcoa, Inc.	5,734	55
Allergan, Inc.	1,688	139
Alliant Techsystems, Inc. (f)	1,054	57
Alpha Natural Resources, Inc. (g)	123	2
Altria Group, Inc.	440	12
Ameren Corp.	194	6
American Electric Power Co., Inc.	366	14
American Express Co.	567	25
American Tower Corp., Class A (g)	255	14
Ameriprise Financial, Inc.	200	8
AmerisourceBergen Corp.	176	7
Amgen, Inc.	955	53
Amphenol Corp., Class A	282	12
Anadarko Petroleum Corp.	2,172	137
Annaly Capital Management, Inc. REIT	718	12
Apache Corp.	214	17
Apple, Inc. (g)	475	181
Applied Materials, Inc.	3,210	33
Arrow Electronics, Inc. (g)	2,884	80
Assurant, Inc.	2,143	77

	Shares	Value (000)
AT&T, Inc.	3,434	$98
Avery Dennison Corp.	126	3
Baker Hughes, Inc.	313	14
Bank of America Corp.	4,411	27
Bank of New York Mellon Corp. (The)	910	17
Baxter International, Inc.	213	12
BB&T Corp.	604	13
Becton Dickinson and Co. (f)	136	10
Biogen Idec, Inc. (g)	257	24
Boeing Co. (The)	96	6
BorgWarner, Inc. (g)	1,443	87
Boston Properties, Inc. REIT (f)	79	7
Boston Scientific Corp. (g)	980	6
Bristol-Myers Squibb Co.	7,157	225
Broadcom Corp., Class A (g)	2,303	77
C.H. Robinson Worldwide, Inc. (f)	4	—	@
Cablevision Systems Corp.	434	7
Cameron International Corp. (g)	246	10
Capital One Financial Corp.	200	8
Cardinal Health, Inc.	232	10
CareFusion Corp. (g)	238	6
Carnival Corp.	1	—	@
Caterpillar, Inc.	991	73
CBS Corp., Class B	746	15
Celgene Corp. (g)	338	21
CenterPoint Energy, Inc.	293	6
CenturyLink, Inc.	2,640	87
Cerner Corp. (g)	133	9
CF Industries Holdings, Inc.	567	70
Charles Schwab Corp. (The)	1,379	16
Chesapeake Energy Corp.	3,709	95
Chevron Corp.	2,501	231
Chubb Corp.	2,551	153
CIGNA Corp.	137	6
Cintas Corp.	184	5
Cisco Systems, Inc.	2,726	42
CIT Group, Inc. (g)	162	5
Citigroup, Inc. (e)	1,539	39
CME Group, Inc.	63	16
Coca-Cola Co. (The)	546	37
Coca-Cola Enterprises, Inc.	219	5
Cognizant Technology Solutions Corp., Class A (g)	296	19
Colgate-Palmolive Co.	962	85
Comcast Corp., Class A	874	18
Comcast Corp., Class A	542	11
Comerica, Inc.	100	2
Commercial Metals Co.	7,300	69
ConAgra Foods, Inc.	5,399	131
Concho Resources, Inc. (g)	54	4
ConocoPhillips	2,933	186
Consol Energy, Inc.	147	5
Consolidated Edison, Inc.	248	14
Constellation Energy Group, Inc.	140	5
Cooper Industries PLC	71	3
Corning, Inc.	4,317	53
Costco Wholesale Corp.	543	45
Coventry Health Care, Inc. (g)	4,066	117
Covidien PLC	206	9

	Shares	Value (000)
CR Bard, Inc.	55	$5
Crown Castle International Corp. (g)	200	8
CSX Corp.	24	—	@
Cummins, Inc.	12	1
CVS Caremark Corp.	723	24
Danaher Corp.	116	5
DaVita, Inc. (g)	95	6
Deere & Co.	92	6
Dell, Inc. (g)	1,208	17
Devon Energy Corp.	268	15
DIRECTV, Class A (g)	487	21
Discover Financial Services	865	20
Discovery Communications, Inc. (f)(g)	342	13
Discovery Communications, Inc., Class C (g)	342	12
Dollar General Corp. (g)	3,206	121
Dominion Resources, Inc.	367	19
DTE Energy Co.	122	6
Duke Energy Corp.	846	17
Dun & Bradstreet Corp.	72	4
Eaton Corp.	100	4
eBay, Inc. (g)	650	19
Edison International	264	10
Edwards Lifesciences Corp. (g)	73	5
EI du Pont de Nemours & Co.	2,750	110
El Paso Corp.	423	7
Eli Lilly & Co. (f)	556	21
EMC Corp. (g)	1,194	25
Emerson Electric Co.	1,582	65
Entergy Corp.	123	8
EOG Resources, Inc.	188	13
Equity Residential REIT	159	8
Exelon Corp.	450	19
Express Scripts, Inc. (g)	212	8
Exxon Mobil Corp.	4,421	321
Fastenal Co. (f)	49	2
FedEx Corp.	6	—	@
Fidelity National Financial, Inc.	4,813	73
Fifth Third Bancorp	797	8
First Republic Bank (g)	2,033	47
FirstEnergy Corp.	236	11
Fluor Corp.	24	1
FMC Technologies, Inc. (g)	172	6
Ford Motor Co. (f)(g)	4,828	47
Forest Laboratories, Inc. (g)	702	22
Foster Wheeler AG (g)	3,073	55
Franklin Resources, Inc.	634	61
Frontier Communications Corp.	743	5
Gap, Inc. (The)	7,594	123
General Dynamics Corp.	39	2
General Electric Co.	8,439	129
General Growth Properties, Inc. REIT	902	11
General Mills, Inc.	302	12
Gilead Sciences, Inc. (g)	456	18
Goldman Sachs Group, Inc. (The)	648	61
Goodrich Corp.	24	3
Google, Inc., Class A (g)	82	42
H.J. Heinz Co.	239	12
Halliburton Co.	548	17

	Shares	Value (000)
HCP, Inc. REIT	319	$11
Health Care, Inc. REIT	159	7
Henry Schein, Inc. (f)(g)	155	10
Hershey Co. (The)	174	10
Hess Corp.	1,787	94
Hewlett-Packard Co.	2,897	65
Home Depot, Inc.	4,138	136
Honeywell International, Inc.	106	5
Hospira, Inc. (g)	350	13
Hudson City Bancorp, Inc.	200	1
Human Genome Sciences, Inc. (g)	641	8
Humana, Inc.	122	9
Illinois Tool Works, Inc.	2,570	107
Integrys Energy Group, Inc. (f)	2,486	121
Intel Corp.	8,850	189
International Business Machines Corp.	1,276	223
Interpublic Group of Cos., Inc. (The)	759	5
Intuitive Surgical, Inc. (g)	29	11
Iron Mountain, Inc. (f)	257	8
ITT Corp. (f)	71	3
Jacobs Engineering Group, Inc. (g)	170	6
Johnson & Johnson	1,046	67
Johnson Controls, Inc.	3,779	100
Joy Global, Inc. (f)	24	2
JPMorgan Chase & Co.	5,601	169
Juniper Networks, Inc. (g)	807	14
Kellogg Co.	155	8
KeyCorp	869	5
Kimco Realty Corp. REIT	902	14
Kraft Foods, Inc., Class A	352	12
Kroger Co. (The)	1,220	27
Laboratory Corp. of America Holdings (g)	77	6
Las Vegas Sands Corp. (g)	1	—	@
Leucadia National Corp. (f)	300	7
Li & Fung Ltd. (f)	16,000	26
Liberty Global, Inc. Series A (g)	217	8
Liberty Global, Inc. Series C (g)	342	12
Liberty Property Trust REIT (f)	361	11
Life Technologies Corp. (g)	158	6
Lincoln National Corp.	2,656	42
Lockheed Martin Corp. (f)	92	7
M&T Bank Corp.	90	6
Macerich Co. (The) REIT	159	7
Macy’s, Inc.	3,283	86
Manpower, Inc.	117	4
Marathon Oil Corp.	683	15
Marathon Petroleum Corp.	450	12
Marriott International, Inc., Class A (f)	1	—	@
Mastercard, Inc., Class A	89	28
McDonald’s Corp.	1,642	144
McGraw-Hill Cos., Inc. (The)	411	17
McKesson Corp.	147	11
Mead Johnson Nutrition Co.	174	12
MeadWestvaco Corp.	3,393	83
Medco Health Solutions, Inc. (g)	160	8
Medtronic, Inc.	379	13
Merck & Co., Inc.	651	21
Microsoft Corp.	8,177	204

	Shares	Value (000)
Molycorp, Inc. (f)(g)	1,497	$49
Motorola Mobility Holdings, Inc. (g)	746	28
Murphy Oil Corp.	148	7
NASDAQ OMX Group, Inc. (The) (g)	300	7
National Oilwell Varco, Inc.	307	16
NetApp, Inc. (g)	383	13
New York Community Bancorp, Inc. (f)	200	2
Newfield Exploration Co. (g)	157	6
News Corp., Class A	1,327	21
News Corp., Class B	651	10
NextEra Energy, Inc. (f)	240	13
NII Holdings, Inc. (g)	112	3
Noble Corp. (g)	200	6
Noble Energy, Inc.	189	13
Nordstrom, Inc.	62	3
Norfolk Southern Corp.	3,024	185
Northern Trust Corp.	242	8
Northrop Grumman Corp.	84	4
NRG Energy, Inc. (f)(g)	3,123	66
NVIDIA Corp. (f)(g)	4,172	52
NYSE Euronext	300	7
Occidental Petroleum Corp.	449	32
Omnicare, Inc. (f)	3,743	95
Omnicom Group, Inc.	420	15
Oneok, Inc.	122	8
Oracle Corp.	4,716	136
PACCAR, Inc.	84	3
Pall Corp.	71	3
PartnerRe Ltd.	1,047	55
Peabody Energy Corp.	1,468	50
People’s United Financial, Inc.	100	1
PepsiCo, Inc.	2,409	149
Pfizer, Inc.	2,966	52
PG&E Corp.	262	11
Philip Morris International, Inc.	4,077	254
Pioneer Natural Resources Co. (f)	131	9
Pitney Bowes, Inc. (f)	267	5
Plum Creek Timber Co., Inc. REIT (f)	361	13
PNC Financial Services Group, Inc.	411	20
PPL Corp.	376	11
Precision Castparts Corp.	41	6
Principal Financial Group, Inc.	2,482	56
Procter & Gamble Co. (The)	4,047	256
Progress Energy, Inc.	272	14
ProLogis, Inc. REIT	118	3
Prudential Financial, Inc.	1,023	48
Public Service Enterprise Group, Inc.	325	11
QUALCOMM, Inc.	860	42
Quest Diagnostics, Inc.	115	6
Rayonier, Inc. REIT	270	10
Raytheon Co.	3,094	126
Red Hat, Inc. (g)	2,519	106
Regions Financial Corp.	913	3
Republic Services, Inc.	488	14
Reynolds American, Inc.	2,982	112
Robert Half International, Inc. (f)	200	4
Rockwell Automation, Inc.	24	1
Rockwell Collins, Inc.	71	4

	Shares	Value (000)
Royal Caribbean Cruises Ltd.	1	$—	@
SanDisk Corp. (g)	4,943	199
Schlumberger Ltd.	683	41
Scripps Networks Interactive, Inc., Class A	171	6
Sempra Energy	156	8
Simon Property Group, Inc. REIT (f)	79	9
SLM Corp.	600	7
Smithfield Foods, Inc. (g)	5,491	107
Southern Co.	523	22
Southwestern Energy Co. (g)	432	14
Spectra Energy Corp.	783	19
Sprint Nextel Corp. (g)	1,847	6
St. Jude Medical, Inc.	245	9
Starbucks Corp.	2	—	@
State Street Corp.	3,091	99
Steel Dynamics, Inc.	4,813	48
Stericycle, Inc. (f)(g)	117	9
Stryker Corp.	133	6
SunTrust Banks, Inc.	405	7
Sysco Corp.	991	26
T. Rowe Price Group, Inc.	305	15
Talbots, Inc. (f)(g)	21,662	59
TE Connectivity Ltd.	483	14
Tenaris SA (f)	830	11
Textron, Inc.	142	3
Thermo Fisher Scientific, Inc. (g)	886	45
Tidewater, Inc.	1,372	58
Time Warner Cable, Inc.	196	12
Time Warner, Inc.	4,746	142
Toll Brothers, Inc. (g)	5,053	73
Tyco International Ltd.	3,355	137
Ultra Petroleum Corp. (f)(g)	135	4
Union Pacific Corp.	11	1
United Parcel Service, Inc., Class B	16	1
United Technologies Corp.	72	5
UnitedHealth Group, Inc.	284	13
Universal Health Services, Inc., Class B	2,500	85
Unum Group	4,049	85
URS Corp. (g)	2,906	86
US Bancorp	1,482	35
Valero Energy Corp.	763	14
Varian Medical Systems, Inc. (g)	119	6
Ventas, Inc. REIT	159	8
Verisk Analytics, Inc., Class A (g)	176	6
Verizon Communications, Inc.	5,608	206
Vertex Pharmaceuticals, Inc. (g)	300	13
VF Corp.	1,001	122
Viacom, Inc., Class B	327	13
Virgin Media, Inc.	542	13
Visa, Inc., Class A	203	17
Vornado Realty Trust REIT	159	12
Wal-Mart Stores, Inc.	2,434	126
Walgreen Co.	1,199	39
Walt Disney Co. (The)	481	15
Waste Management, Inc. (f)	595	19
Watson Pharmaceuticals, Inc. (g)	1,997	136
Weatherford International Ltd. (g)	775	9
WellPoint, Inc.	151	10

	Shares	Value (000)
Wells Fargo & Co.	3,802	$92
Western Digital Corp. (g)	2,036	52
Weyerhaeuser Co. REIT	478	7
Whole Foods Market, Inc.	356	23
Williams Cos., Inc. (The)	798	19
Wisconsin Energy Corp.	199	6
Xcel Energy, Inc.	328	8
Xerox Corp.	2,076	14
Yahoo!, Inc. (g)	9,754	128
Yum! Brands, Inc.	2,376	117
Zimmer Holdings, Inc. (f)(g)	120	6
		12,850
Total Common Stocks (Cost $33,441)		28,782

Commodity Linked Security (3.1%)
United States (3.1%)
Deutsche Bank AG,
Zero Coupon, 11/25/11 (Cost $2,190) (j)	2,162,000	2,019

	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria, S.A. (f)(g)	10,274	2
CaixaBank (g)	1,494	—	@
Total Rights (Cost $1)		2

	Shares
Investment Companies (4.8%)
United States (4.8%)
iShares MSCI Emerging Markets Index Fund (f)	7,100	249
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (k)	118,074	2,541
Technology Select Sector SPDR Fund (f)	12,200	288
Total Investment Companies (Cost $3,789)		3,078

Short-Term Investments (11.7%)
Securities held as Collateral on Loaned Securities (7.5%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k)	4,478,976	4,479

	Face Amount (000)
Repurchase Agreements (0.5%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $117; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $119)	$117	117
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $239; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $244)	239	$239
		356
Total Securities held as Collateral on Loaned Securities (Cost $4,835)		4,835

	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $2,707)	2,706,847	2,707
Total Short-Term Investments (Cost $7,542)		7,542
Total Investments (104.3%) (Cost $73,145) Including $6,227 of Securities Loaned (l)(m)+		67,190
Liabilities in Excess of Other Assets (-4.3%)		(2,794)
Net Assets (100.0%)		$64,396

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.
(c)

For the nine months ended September 30, 2011, the cost of purchases of Citigroup, Inc., Commercial Mortgage Backed Securities, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $162,000.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bond and Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $305,000 and $120,000, respectively, including net realized losses of approximately $28,000.

(f)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $6,227,000 and $6,511,000, respectively. The Portfolio received cash collateral of approximately $4,835,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,676,000 was received in the form of Common Stocks and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Non-income producing security.
(h)	Comprised of securities in separate entities that are traded as a single stapled security.
(i)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(j)

Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

(k)

The Portfolio invests in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(l)

The approximate market value and percentage of net assets, $14,116,000 and 21.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(m)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $73,145,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $5,955,000 of which approximately $1,311,000 related to appreciated securities and approximately $7,266,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.
OAT	French Treasury Obligation.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	USD	80	$80	10/14/11	CAD	79	$76	$(4)
JPMorgan Chase Bank	MXN	725	53	10/14/11	USD	58	58	5
JPMorgan Chase Bank	MXN	3,045	219	10/14/11	USD	220	220	1
UBS AG	AUD	34	33	10/14/11	USD	33	33	— @
UBS AG	AUD	56	54	10/14/11	USD	54	54	— @
UBS AG	EUR	105	141	10/14/11	USD	147	147	6
UBS AG	EUR	25	33	10/14/11	USD	34	34	1
UBS AG	EUR	1,089	1,459	10/14/11	USD	1,566	1,566	107
UBS AG	GBP	50	78	10/14/11	USD	80	80	2
UBS AG	GBP	54	84	10/14/11	USD	85	85	1
UBS AG	GBP	53	82	10/14/11	USD	82	82	(— )@
UBS AG	MYR	700	220	10/14/11	USD	227	227	7
UBS AG	MYR	272	85	10/14/11	USD	85	85	(— )@
UBS AG	PLN	370	112	10/14/11	USD	111	111	(1)
UBS AG	PLN	309	93	10/14/11	USD	106	106	13
UBS AG	PLN	548	165	10/14/11	USD	166	166	1
UBS AG	RUB	7,500	232	10/14/11	USD	232	232	(— )@
UBS AG	SEK	1,510	220	10/14/11	USD	217	217	(3)
UBS AG	TWD	2,625	86	10/14/11	USD	86	86	(— )@
UBS AG	TWD	1,685	55	10/14/11	USD	57	57	2
UBS AG	USD	270	270	10/14/11	CHF	212	234	(36)
UBS AG	USD	268	268	10/14/11	CLP	126,800	244	(24)
UBS AG	USD	232	232	10/14/11	EUR	173	232	(— )@
UBS AG	USD	117	117	10/14/11	EUR	87	116	(1)
UBS AG	USD	167	167	10/14/11	EUR	124	167	(— )@
UBS AG	USD	23	23	10/14/11	EUR	16	21	(2)
UBS AG	USD	346	346	10/14/11	GBP	209	326	(20)
UBS AG	USD	14	14	10/14/11	GBP	8	13	(1)
UBS AG	USD	3,100	3,100	10/14/11	JPY	236,844	3,071	(29)
UBS AG	USD	326	326	10/14/11	MYR	972	304	(22)
UBS AG	USD	31	31	10/14/11	NOK	170	29	(2)
UBS AG	USD	256	256	10/14/11	RUB	7,500	232	(24)
UBS AG	USD	237	237	10/14/11	SEK	1,510	220	(17)
UBS AG	USD	96	96	10/14/11	SGD	116	89	(7)
UBS AG	USD	68	68	10/14/11	THB	2,050	66	(2)
UBS AG	USD	150	150	10/14/11	TWD	4,310	142	(8)
Bank of America NA	MYR	411	129	10/20/11	USD	133	133	4
Deutsche Bank AG	AUD	335	324	10/20/11	USD	344	344	20
Deutsche Bank AG	CNY	2,458	385	10/20/11	USD	385	385	— @
Deutsche Bank AG	EUR	325	435	10/20/11	USD	440	440	5
Deutsche Bank AG	EUR	750	1,004	10/20/11	USD	1,033	1,033	29
Deutsche Bank AG	JPY	27,539	357	10/20/11	USD	357	357	— @

Goldman Sachs Internation	EUR	265	356	10/20/11	USD	356	356	— @
JPMorgan Chase Bank NA	NOK	331	56	10/20/11	USD	58	58	2
JPMorgan Chase Bank NA	SEK	2,696	392	10/20/11	USD	406	406	14
JPMorgan Chase Bank NA	SGD	628	480	10/20/11	USD	499	499	19
JPMorgan Chase Bank NA	USD	2,027	2,027	10/20/11	CNY	12,926	2,024	(3)
Royal Bank of Scotland	CAD	210	200	10/20/11	USD	201	201	1
Royal Bank of Scotland	CZK	669	36	10/20/11	USD	37	37	1
Royal Bank of Scotland	MXN	2,384	172	10/20/11	USD	181	181	9
Royal Bank of Scotland	PLN	604	182	10/20/11	USD	189	189	7
State Street Bank and Trust Co.	USD	410	410	10/20/11	TWD	12,129	398	(12)
UBS AG	AUD	268	259	10/20/11	USD	275	275	16
UBS AG	CHF	93	103	10/20/11	USD	105	105	2
UBS AG	DKK	279	50	10/20/11	USD	51	51	1
UBS AG	EUR	1,077	1,443	10/20/11	USD	1,484	1,484	41
UBS AG	GBP	515	802	10/20/11	USD	809	809	7
UBS AG	JPY	150,233	1,948	10/20/11	USD	1,966	1,966	18
UBS AG	KRW	324,132	275	10/20/11	USD	292	292	17
UBS AG	NZD	507	386	10/20/11	USD	417	417	31
UBS AG	SGD	49	38	10/20/11	USD	38	38	— @
UBS AG	USD	752	752	10/20/11	BRL	1,306	692	(60)
UBS AG	USD	274	274	10/20/11	CAD	272	259	(15)
UBS AG	USD	145	145	10/20/11	GBP	93	145	(— )@
UBS AG	USD	384	384	10/20/11	HKD	2,987	384	— @
UBS AG	USD	143	143	10/20/11	INR	6,786	139	(4)
UBS AG	USD	983	983	10/20/11	JPY	75,196	975	(8)
UBS AG	USD	84	84	10/20/11	KRW	100,284	85	1
UBS AG	USD	98	98	10/20/11	MXN	1,286	93	(5)
UBS AG	USD	107	107	10/20/11	NZD	140	107	(— )@
UBS AG	USD	373	373	10/20/11	RUB	11,514	356	(17)
UBS AG	USD	235	235	10/20/11	SGD	296	226	(9)
UBS AG	USD	220	220	10/20/11	ZAR	1,690	209	(11)
Royal Bank of Scotland	USD	146	146	10/21/11	ILS	536	143	(3)
JPMorgan Chase Bank	USD	221	221	12/9/11	KRW	262,405	222	1
JPMorgan Chase Bank	ZAR	1,855	228	12/9/11	USD	227	227	(1)
			$25,927				$25,968	$41

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	1	$1,844	Dec-11	$(7)
CAC 40 Index (France)	8	320	Oct-11	(8)
DAX Index (Germany)	3	550	Dec-11	20
E-mini MSCI Emerging Market Index (United States)	39	1,639	Dec-11	(227)
FTSE 100 Index (United Kingdom)	4	318	Dec-11	(12)
IBEX 35 Index (Spain)	3	342	Oct-11	21
S&P 500 E-Mini Index (United States)	52	2,928	Dec-11	(88)
S+P Mid Cap 400 E MINI Index (United States)	8	623	Dec-11	(45)
SGX MSCI Singapore Index (Singapore)	5	235	Oct-11	(2)
TOPIX Index (Japan)	1	98	Dec-11	(1)
U.S. Treasury 2 yr. Note (United States)	2	440	Dec-11	(1)
UK Long Gilt Bond (United Kingdom)	1	203	Dec-11	4

Short:
ASX Spi 200 Index (Australia)	1	(97)	Dec-11	2
Euro Stoxx 50 Index (Germany)	52	(1,502)	Dec-11	(109)
German Euro Bund (Germany)	1	(183)	Dec-11	1
German Euro BOBL (Germany)	2	(327)	Dec-11	1
Hang Seng Index (Hong Kong)	3	(336)	Oct-11	11
U.S. Treasury 5 yr. Note (United States)	1	(122)	Dec-11	(— )@
U.S. Treasury 10 yr. Note (United States)	103	(13,400)	Dec-11	(65)
U.S. Treasury 30 yr. Bond (United States)	5	(713)	Dec-11	(18)
				$(523)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	1,400	$52
Bank of America	3 Month LIBOR	Receive	4.35	8/18/26	$1,875		(67)
Bank of America	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,770	(45)
Bank of America	3 Month LIBOR	Pay	4.15	8/18/31	$2,325		72
Barclays Capital	3 Month STIBOR	Pay	2.76	7/30/12	SEK	40,910	30
Barclays Capital	3 Month STIBOR	Pay	2.30	9/12/12	20,460		3
Barclays Capital	3 Month STIBOR	Receive	2.89	7/29/13	47,927		(68)
							$(23)

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,898	$—	$2,898
Asset-Backed Securities	—	417	—	417
Commercial Mortgage Backed Securities	—	761	—	761
Corporate Bonds	—	8,169	—	8,169
Sovereign	—	9,592	—	9,592
U.S. Treasury Securities	—	3,930	—	3,930
Total Fixed Income Securities	—	25,767	—	25,767
Common Stocks
Aerospace & Defense	231	112	—	343
Air Freight & Logistics	1	29	—	30
Airlines	—	10	—	10
Auto Components	207	130	—	337
Automobiles	47	478	—	525
Beverages	191	319	—	510
Biotechnology	137	40	—	177
Building Products	—	120	—	120
Capital Markets	285	283	—	568
Chemicals	285	513	—	798
Commercial Banks	703	1,590	—	2,293
Commercial Services & Supplies	63	83	—	146
Communications Equipment	146	105	—	251
Computers & Peripherals	552	64	—	616
Construction & Engineering	148	83	—	231
Construction Materials	—	47	—	47
Consumer Finance	60	—	—	60
Containers & Packaging	—	26	—	26
Distributors	—	26	—	26
Diversified Financial Services	272	183	—	455
Diversified Telecommunication Services	471	464	—	935
Electric Utilities	139	502	—	641
Electrical Equipment	69	203	—	272
Electronic Equipment, Instruments & Components	159	214	—	373
Energy Equipment & Services	177	75	—	252
Food & Staples Retailing	349	322	—	671
Food Products	304	476	—	780
Gas Utilities	8	90	—	98
Health Care Equipment & Supplies	104	109	—	213
Health Care Providers & Services	417	47	—	464
Health Care Technology	9	—	—	9
Hotels, Restaurants & Leisure	261	104	—	365
Household Durables	73	104	—	177
Household Products	341	85	—	426
Independent Power Producers & Energy Traders	75	20	—	95
Industrial Conglomerates	276	255	—	531
Information Technology Services	308	11	—	319
Insurance	747	707	—	1,454

Internet & Catalog Retail	—	23	—	23
Internet Software & Services	189	15	—	204
Leisure Equipment & Products	—	19	—	19
Life Sciences Tools & Services	51	22	—	73
Machinery	275	380	—	655
Marine	—	49	—	49
Media	410	158	—	568
Metals & Mining	547	787	—	1,334
Multi-Utilities	216	213	—	429
Multiline Retail	210	26	—	236
Office Electronics	14	104	—	118
Oil, Gas & Consumable Fuels	1,778	993	—	2,771
Paper & Forest Products	83	24	—	107
Personal Products	—	80	—	80
Pharmaceuticals	1,032	975	—	2,007
Professional Services	18	74	—	92
Real Estate Investment Trusts (REITs)	150	219	—	369
Real Estate Management & Development	39	354	—	393
Road & Rail	272	182	—	454
Semiconductors & Semiconductor Equipment	351	108	—	459
Software	537	130	—	667
Specialty Retail	318	138	—	456
Textiles, Apparel & Luxury Goods	122	140	—	262
Thrifts & Mortgage Finance	4	—	—	4
Tobacco	378	237	—	615
Trading Companies & Distributors	2	171	—	173
Transportation Infrastructure	—	54	—	54
Water Utilities	—	20	—	20
Wireless Telecommunication Services	55	392	—	447
Total Common Stocks	14,666	14,116	—	28,782
Commodity Linked Security	—	2,019	—	2,019
Rights	2	—	—	2
Investment Companies	3,078	—	—	3,078
Short-Term Investments
Investment Company	7,186	—	—	7,186
Repurchase Agreements	—	356	—	356
Total Short-Term Investments	7,186	356	—	7,542
Foreign Currency Exchange Contracts	—	392	—	392
Futures Contracts	60	—	—	60
Interest Rate Swap Agreements	—	157	—	157
Total Assets	24,992	42,807	—	67,799
Liabilities:
Foreign Currency Exchange Contracts	—	(351)	—	(351)
Futures Contracts	(583)	—	—	(583)
Interest Rate Swap Agreements	—	(180)	—	(180)
Total Liabilities	(583)	(531)	—	(1,114)
Total	$24,409	$42,276	$—	$66,685

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $13,159,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	131,318	$5,325

Alternative Energy (3.5%)
Range Resources Corp.	90,951	5,317
Ultra Petroleum Corp. (a)	132,413	3,670
		8,987
Asset Management & Custodian (0.6%)
Greenhill & Co., Inc.	51,366	1,469

Biotechnology (3.6%)
IDEXX Laboratories, Inc. (a)	55,984	3,861
Illumina, Inc. (a)	130,715	5,349
		9,210
Cement (1.0%)
Martin Marietta Materials, Inc.	42,517	2,688

Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (a)	137,061	3,409
Rockwood Holdings, Inc. (a)	91,697	3,089
		6,498
Commercial Services (5.6%)
Gartner, Inc. (a)	112,579	3,926
Intertek Group PLC (United Kingdom)	152,461	4,371
Leucadia National Corp.	150,650	3,417
Weight Watchers International, Inc.	46,242	2,693
		14,407
Communications Technology (5.3%)
Millicom International Cellular SA SDR (Sweden)	31,342	3,139
Motorola Solutions, Inc.	254,634	10,669
		13,808
Computer Services, Software & Systems (12.6%)
Akamai Technologies, Inc. (a)	150,538	2,993
Alibaba.com Ltd. (China) (b)	1,506,500	1,390
Citrix Systems, Inc. (a)	37,522	2,046
IHS, Inc., Class A (a)	51,906	3,883
LinkedIn Corp., Class A (a)	45,210	3,530
Red Hat, Inc. (a)	152,120	6,429
Renren, Inc. ADR (China) (a)	207,210	1,057
Salesforce.com, Inc. (a)	45,926	5,248
Solera Holdings, Inc.	118,892	6,004
		32,580
Computer Technology (3.0%)
NVIDIA Corp. (a)	63,468	793
Yandex N.V., Class A (Russia) (a)	235,282	4,802
Youku.com, Inc. ADR (China) (a)	135,808	2,222
		7,817

	Shares	Value (000)
Consumer Lending (1.5%)
IntercontinentalExchange, Inc. (a)	31,845	$3,766

Consumer Services: Miscellaneous (2.4%)
Qualicorp SA (Brazil) (a)	488,694	3,639
Sun Art Retail Group Ltd. (Hong Kong) (a)	2,499,000	2,573
		6,212
Cosmetics (0.8%)
Natura Cosmeticos SA (Brazil)	127,430	2,169

Diversified Materials & Processing (1.7%)
Schindler Holding AG (Switzerland)	39,902	4,272

Diversified Media (3.2%)
Factset Research Systems, Inc.	45,952	4,088
McGraw-Hill Cos., Inc. (The)	100,904	4,137
		8,225
Diversified Retail (9.0%)
Chipotle Mexican Grill, Inc. (a)	12,677	3,840
Ctrip.com International Ltd. ADR (China) (a)	110,372	3,550
Dollar Tree, Inc. (a)	58,404	4,387
Fastenal Co.	217,192	7,228
NetFlix, Inc. (a)	37,742	4,271
		23,276
Education Services (1.0%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	115,464	2,652

Financial Data & Systems (5.1%)
MSCI, Inc., Class A (a)	225,856	6,850
Verisk Analytics, Inc., Class A (a)	184,208	6,405
		13,255
Health Care Services (2.7%)
athenahealth, Inc. (a)	47,264	2,814
Stericycle, Inc. (a)	51,359	4,146
		6,960
Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	51,781	3,522

Medical Equipment (3.1%)
Intuitive Surgical, Inc. (a)	22,281	8,117

Metals & Minerals: Diversified (1.9%)
Lynas Corp. Ltd. (Australia) (a)	1,112,586	1,124
Molycorp, Inc. (a)	116,694	3,836
		4,960
Pharmaceuticals (6.6%)
Gen-Probe, Inc. (a)	77,240	4,422
Ironwood Pharmaceuticals, Inc. (a)	167,624	1,810

	Shares	Value (000)
Mead Johnson Nutrition Co.	103,079	$7,095
Valeant Pharmaceuticals International, Inc. (Canada)	103,656	3,848
		17,175
Publishing (1.5%)
Morningstar, Inc.	67,952	3,835

Recreational Vehicles & Boats (3.5%)
Edenred (France)	383,461	9,117

Restaurants (1.3%)
Dunkin’ Brands Group, Inc. (a)	123,727	3,427

Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	198,579	3,016

Semiconductors & Components (3.0%)
ARM Holdings PLC ADR (United Kingdom)	178,852	4,561
First Solar, Inc. (a)	49,768	3,146
		7,707
Shipping (1.4%)
C.H. Robinson Worldwide, Inc.	52,525	3,596

Textiles Apparel & Shoes (1.4%)
Lululemon Athletica, Inc. (Canada) (a)	71,571	3,482

Utilities: Electrical (1.0%)
Brookfield Infrastructure Partners LP (Canada)	107,133	2,608
Total Common Stocks (Cost $243,256)		244,138

Preferred Stocks (0.8%)
Leisure Time (0.8%)
Zynga, Inc. Series C (a)(c)(d) (Cost $2,133)	152,058	2,133

Convertible Preferred Stocks (2.2%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(c)(d)	457,115	1,371

Computer Technology (1.7%)
Groupon, Inc. Series G (a)(c)(d)	69,494	4,448
Total Convertible Preferred Stocks (Cost $3,567)		5,819

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,932)	6,931,552	6,932
Total Investments (100.2%) (Cost $255,888) (f)+		259,022
Liabilities in Excess of Other Assets (-0.2%)		(634)
Net Assets (100.0%)		$258,388

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed illiquid at September 30, 2011.
(d)

At September 30, 2011, the Portfolio held approximately approximately $7,952,000 of fair valued securities, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $21,714,000 and 8.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $255,888,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,134,000 of which approximately $36,722,000 related to appreciated securities and approximately $33,588,000 related to depreciated securities.

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$5,325	$—	$—	$5,325
Alternative Energy	8,987	—	—	8,987
Asset Management & Custodian	1,469	—	—	1,469
Biotechnology	9,210	—	—	9,210
Cement	2,688	—	—	2,688
Chemicals: Diversified	6,498	—	—	6,498
Commercial Services	10,036	4,371	—	14,407
Communications Technology	10,669	3,139	—	13,808
Computer Services, Software & Systems	31,190	1,390	—	32,580
Computer Technology	7,817	—	—	7,817
Consumer Lending	3,766	—	—	3,766
Consumer Services: Miscellaneous	3,639	2,573	—	6,212
Cosmetics	2,169	—	—	2,169
Diversified Materials & Processing	4,272	—	—	4,272
Diversified Media	8,225	—	—	8,225
Diversified Retail	23,276	—	—	23,276
Education Services	2,652	—	—	2,652
Financial Data & Systems	13,255	—	—	13,255
Health Care Services	6,960	—	—	6,960
Medical & Dental Instruments & Supplies	3,522	—	—	3,522
Medical Equipment	8,117	—	—	8,117
Metals & Minerals: Diversified	3,836	1,124	—	4,960
Pharmaceuticals	17,175	—	—	17,175
Publishing	3,835	—	—	3,835
Recreational Vehicles & Boats	—	9,117	—	9,117
Restaurants	3,427	—	—	3,427
Scientific Instruments: Pollution Control	3,016	—	—	3,016
Semiconductors & Components	7,707	—	—	7,707
Shipping	3,596	—	—	3,596
Textiles Apparel & Shoes	3,482	—	—	3,482
Utilities: Electrical	2,608	—	—	2,608
Total Common Stocks	222,424	21,714	—	244,138
Preferred Stocks	—	—	2,133	2,133
Convertible Preferred Stocks	—	—	5,819	5,819
Short-Term Investment - Investment Company	6,932	—	—	6,932
Total Assets	$229,356	$21,714	$7,952	$259,022

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $16,003,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$3,566	$—
Purchases		2,133
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	2,253	—
Realized gains (losses)	—	—
Ending Balance	$5,819	$2,133

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$2,253	$—

The Universal Institutional Funds, Inc.

U.S. Real Estate

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Apartments (16.9%)
Apartment Investment & Management Co., Class A REIT	279,995	$6,194
AvalonBay Communities, Inc. REIT	124,125	14,156
BRE Properties, Inc. REIT	46,560	1,971
Camden Property Trust REIT	99,660	5,507
Equity Residential REIT	810,788	42,056
		69,884
Commercial Financing (1.3%)
CreXus Investment Corp. REIT	103,470	919
Starwood Property Trust, Inc. REIT	258,561	4,437
		5,356
Diversified (9.4%)
Coresite Realty Corp. REIT	60,000	861
Cousins Properties, Inc. REIT	683,902	4,001
Digital Realty Trust, Inc. REIT	1,174	65
Forest City Enterprises, Inc., Class A (a)	882,763	9,410
Lexington Realty Trust REIT	33,150	217
Vornado Realty Trust REIT	302,354	22,561
Winthrop Realty Trust REIT	164,890	1,433
		38,548
Health Care (11.1%)
Assisted Living Concepts, Inc., Class A	296,310	3,754
Capital Senior Living Corp. (a)	112,668	695
HCP, Inc. REIT	527,958	18,510
Health Care, Inc. REIT	98,900	4,629
Healthcare Realty Trust, Inc. REIT	574,889	9,687
Omega Healthcare Investors, Inc. REIT	48,290	769
Senior Housing Properties Trust REIT	365,815	7,880
		45,924
Industrial (5.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,116
DCT Industrial Trust, Inc. REIT	630,331	2,767
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	5,790
ProLogis, Inc. REIT	342,820	8,313
STAG Industrial, Inc. REIT	77,870	794
		21,780
Lodging/Resorts (11.1%)
Ashford Hospitality Trust, Inc. REIT	237,010	1,664
Host Hotels & Resorts, Inc. REIT	2,309,432	25,265
Starwood Hotels & Resorts Worldwide, Inc.	490,046	19,024
		45,953
Manufactured Homes (2.2%)
Equity Lifestyle Properties, Inc. REIT	143,934	9,025

Mixed Industrial/Office (0.7%)
Liberty Property Trust REIT	6,191	180
PS Business Parks, Inc. REIT	54,667	2,708
		2,888

	Shares	Value (000)
Office (10.2%)
BioMed Realty Trust, Inc. REIT	53,050	$879
Boston Properties, Inc. REIT	222,397	19,816
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	791
BRCP REIT II, LP REIT (a)(b)(c)(d)	7,155,500	3,506
Brookfield Office Properties, Inc.	355,266	4,892
CommonWealth REIT	84,517	1,603
Douglas Emmett, Inc. REIT	96,710	1,654
Hudson Pacific Properties, Inc. REIT	223,250	2,597
Mack-Cali Realty Corp. REIT	226,366	6,055
Parkway Properties, Inc. REIT	6,480	71
		41,864
Regional Malls (18.3%)
General Growth Properties, Inc. REIT	1,412,357	17,089
Simon Property Group, Inc. REIT	532,131	58,524
		75,613
Self Storage (4.6%)
Public Storage REIT	150,256	16,731
Sovran Self Storage, Inc. REIT	56,762	2,110
		18,841
Shopping Centers (7.7%)
Acadia Realty Trust REIT	216,026	4,040
Equity One, Inc. REIT	10,005	158
Federal Realty Investment Trust REIT	74,564	6,145
Kite Realty Group Trust REIT	98,314	360
Regency Centers Corp. REIT	494,331	17,465
Retail Opportunity Investments Corp. REIT	334,017	3,701
		31,869
Timber (0.2%)
Plum Creek Timber Co., Inc. REIT	20,176	700
Total Common Stocks (Cost $350,422)		408,245

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $2,187)	2,186,945	2,187
Total Investments (99.5%) (Cost $352,609) +		410,432
Other Assets in Excess of Liabilities (0.5%)		2,226
Net Assets (100.0%)		$412,658

(a)	Non-income producing security.
(b)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $14,203,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2011.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $5,231,000. At September 30, 2011, these securities had an aggregate market value of approximately $14,203,000 representing 3.4% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $352,609,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,823,000 of which approximately $86,685,000 related to appreciated securities and approximately $28,862,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$69,884	$—	$—	$69,884
Commercial Financing	5,356	—	—	5,356
Diversified	38,548	—	—	38,548
Health Care	45,924	—	—	45,924
Industrial	11,874	—	9,906	21,780
Lodging/Resorts	45,953	—	—	45,953
Manufactured Homes	9,025	—	—	9,025
Mixed Industrial/Office	2,888	—	—	2,888
Office	37,567	—	4,297	41,864
Regional Malls	75,613	—	—	75,613
Self Storage	18,841	—	—	18,841
Shopping Centers	31,869	—	—	31,869
Timber	700	—	—	700
Total Common Stocks	394,042	—	14,203	408,245
Short-Term Investment - Investment Company	2,187	—	—	2,187
Total Assets	$396,229	$—	$14,203	$410,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$13,370
Purchases	443
Sales	(315)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	705
Realized gains (losses)	—
Ending Balance	$14,203

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$705

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (90.8%)
Advertising Agencies (1.5%)
Lamar Advertising Co., Class A (a)	17,823	$304

Asset Management & Custodian (2.1%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	11,856	148
Greenhill & Co., Inc.	9,589	274
		422
Banks: Diversified (1.4%)
Financial Engines, Inc. (a)	16,352	296

Biotechnology (1.0%)
Abcam PLC (United Kingdom)	38,230	215

Casinos & Gambling (1.9%)
Lakes Entertainment, Inc. (a)	9,272	23
Universal Entertainment Corp. (Japan)	12,000	357
		380
Cement (2.2%)
Eagle Materials, Inc.	14,182	236
Texas Industries, Inc.	6,565	209
		445
Chemicals: Diversified (3.6%)
Intrepid Potash, Inc. (a)	11,450	285
Rockwood Holdings, Inc. (a)	13,430	453
		738
Commercial Services (11.2%)
Advisory Board Co. (The) (a)	13,840	893
Corporate Executive Board Co. (The)	14,225	424
CoStar Group, Inc. (a)	11,887	618
MercadoLibre, Inc. (Brazil)	6,518	350
		2,285
Computer Services, Software & Systems (8.9%)
MakeMyTrip Ltd. (India) (a)	16,384	362
NetSuite, Inc. (a)	17,746	479
OpenTable, Inc. (a)	6,261	288
Solera Holdings, Inc.	13,778	696
		1,825
Computer Technology (2.8%)
Bankrate, Inc. (a)	21,599	329
Youku.com, Inc. ADR (China) (a)	11,311	185
Zillow, Inc. (a)	2,420	66
		580
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	3,100	149

Diversified Retail (5.8%)
Blue Nile, Inc. (a)	13,313	470

	Shares	Value (000)
Citi Trends, Inc. (a)	10,659	$125
Pricesmart, Inc.	4,882	304
Shutterfly, Inc. (a)	6,799	280
		1,179
Electronic Components (1.6%)
Cogent Communications Group, Inc. (a)	24,489	329

Entertainment (2.4%)
Vail Resorts, Inc.	12,837	485

Foods (1.6%)
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	11,529	133
Ocado Group PLC (United Kingdom) (a)	133,881	196
		329
Health Care Facilities (0.1%)
LCA-Vision, Inc. (a)	10,286	22

Health Care Management Services (2.2%)
HMS Holdings Corp. (a)	18,378	448

Health Care Services (3.9%)
athenahealth, Inc. (a)	13,246	789

Home Building (1.0%)
Brookfield Incorporacoes SA (Brazil)	67,546	198

Insurance: Multi-Line (2.3%)
Greenlight Capital Re Ltd., Class A (a)	19,302	400
Pico Holdings, Inc. (a)	3,878	80
		480
Medical & Dental Instruments & Supplies (3.9%)
Techne Corp.	11,629	791

Medical Services (1.5%)
Accretive Health, Inc. (a)	14,146	300

Metals & Minerals: Diversified (2.8%)
Lynas Corp. Ltd. (Australia) (a)	572,050	578

Oil: Crude Producers (2.3%)
Brigham Exploration Co. (a)	18,702	472

Pharmaceuticals (3.5%)
Gen-Probe, Inc. (a)	8,449	484
Ironwood Pharmaceuticals, Inc. (a)	22,124	239
		723
Printing and Copying Services (1.0%)
VistaPrint N.V. (a)	7,294	197

Publishing (2.0%)
Morningstar, Inc.	7,201	407

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	1,738	$46

Restaurants (4.1%)
Dunkin’ Brands Group, Inc. (a)	14,694	407
PF Chang’s China Bistro, Inc.	15,702	428
		835
Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	20,635	314

Semiconductors & Components (1.2%)
Tessera Technologies, Inc. (a)	20,996	251

Technology: Miscellaneous (1.1%)
iRobot Corp. (a)	8,713	219

Telecommunications Equipment (1.2%)
Pandora Media, Inc. (a)	16,196	237

Truckers (1.2%)
LLX Logistica SA (Brazil) (a)	124,500	240

Utilities: Electrical (5.1%)
AET&D Holdings No 1 Ltd. (Australia) (a)(b)(c)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	42,828	1,043
		1,043
Total Common Stocks (Cost $18,706)		18,551

Preferred Stocks (1.0%)
Health Care Services (0.6%)
Castlight Health, Inc. (a)(b)(c)	32,177	132

Technology: Miscellaneous (0.4%)
Ning, Inc. Series D (a)(b)(c)	30,861	73

Total Preferred Stocks (Cost $353)		205

Convertible Preferred Stocks (5.5%)
Alternative Energy (0.9%)
Better Place, Inc. (a)(b)(c)	62,616	188

Computer Services, Software & Systems (4.0%)
Twitter, Inc. Series E (a)(b)(c)	50,319	809

Computer Technology (0.0%)
Youku.com, Inc., Class A (China) (a)(b)(c)	17	—	@

Consumer Services: Miscellaneous (0.6%)
Xoom Corp. Series F (a)(b)(c)	56,405	130
Total Convertible Preferred Stocks (Cost $483)		1,127

	Shares	Value (000)
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $674)	674,461	$674
Total Investments (100.6%) (Cost $20,216) (e) +		20,557
Liabilities in Excess of Other Assets (-0.6%)		(119)
Net Assets (100.0%)		$20,438

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2011.
(c)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $1,332,000, representing 6.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The approximate market value and percentage of net assets, $1,346,000 and 6.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $20,216,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $341,000 of which approximately $3,388,000 related to appreciated securities and approximately $3,047,000 related to depreciated securities.

@	Amount is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Advertising Agencies	$304	$—	$—		$304
Asset Management & Custodian	422	—	—		422
Banks: Diversified	296	—	—		296
Biotechnology	—	215	—		215
Casinos & Gambling	23	357	—		380
Cement	445	—	—		445
Chemicals: Diversified	738	—	—		738
Commercial Services	2,285	—	—		2,285
Computer Services, Software & Systems	1,825	—	—		1,825
Computer Technology	580	—	—		580
Consumer Electronics	149	—	—		149
Diversified Retail	1,179	—	—		1,179
Electronic Components	329	—	—		329
Entertainment	485	—	—		485
Foods	133	196	—		329
Health Care Facilities	22	—	—		22
Health Care Management Services	448	—	—		448
Health Care Services	789	—	—		789
Home Building	198	—	—		198
Insurance: Multi-Line	480	—	—		480
Medical & Dental Instruments & Supplies	791	—	—		791
Medical Services	300	—	—		300
Metals & Minerals: Diversified	—	578	—		578
Oil: Crude Producers	472	—	—		472
Pharmaceuticals	723	—	—		723
Printing and Copying Services	197	—	—		197
Publishing	407	—	—		407
Real Estate Investment Trusts (REIT)	46	—	—		46
Restaurants	835	—	—		835
Scientific Instruments: Pollution Control	314	—	—		314
Semiconductors & Components	251	—	—		251
Technology: Miscellaneous	219	—	—		219
Telecommunications Equipment	237	—	—		237
Truckers	240	—	—		240
Utilities: Electrical	1,043	—	—	†	1,043
Total Common Stocks	17,205	1,346	—	†	18,551
Preferred Stocks	—	—	205		205
Convertible Preferred Stocks	—	—	1,127		1,127
Short-Term Investment - Investment Company	674	—	—		674
Total Assets	$17,879	$1,346	$1,332	†	$20,557

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period.  As of September 30, 2011, securities with a total value of approximately $935,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$521	$1,255
Purchases	—		—	—
Sales	—		(197)	(335)
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—			—
Change in unrealized appreciation/depreciation	—		(119)	40
Realized gains (losses)	—		—	167
Ending Balance	$—	†	$205	$1,127

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—		$(107)	$380

†  Includes one or more securities which are valued at zero.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	36,419	$1,477

Alternative Energy (3.0%)
Range Resources Corp.	16,911	988
Ultra Petroleum Corp. (a)	49,917	1,384
		2,372
Asset Management & Custodian (0.5%)
Citigroup, Inc. (b)	7,999	205
Goldman Sachs Group, Inc. (The)	2,099	198
		403
Beverage: Brewers & Distillers (1.7%)
Anheuser-Busch InBev N.V. ADR	25,097	1,330

Biotechnology (1.9%)
Illumina, Inc. (a)	37,306	1,526

Casinos & Gambling (1.3%)
Las Vegas Sands Corp. (a)	27,110	1,039

Chemicals: Diversified (2.5%)
Monsanto Co.	33,643	2,020

Commercial Finance & Mortgage Companies (1.5%)
BM&F Bovespa SA (Brazil)	257,935	1,206

Commercial Services (5.0%)
eBay, Inc. (a)	56,565	1,668
Leucadia National Corp.	56,845	1,289
SGS SA (Registered) (Switzerland)	675	1,024
		3,981
Communications Technology (3.7%)
Motorola Solutions, Inc.	70,902	2,971

Computer Services, Software & Systems (13.9%)
Baidu, Inc. ADR (China) (a)	17,139	1,832
Facebook, Inc., Class B (a)(c)(d)	109,380	2,735
Google, Inc., Class A (a)	7,715	3,968
Salesforce.com, Inc. (a)	16,378	1,872
VMware, Inc., Class A (a)	8,757	704
		11,111
Computer Technology (10.2%)
Apple, Inc. (a)	18,719	7,135
NVIDIA Corp. (a)	17,627	221
Yandex N.V., Class A (Russia) (a)	39,692	810
		8,166
Consumer Lending (1.3%)
CME Group, Inc.	4,057	1,000

	Shares	Value (000)
Diversified Financial Services (0.2%)
Bank of America Corp.	31,665	$194

Diversified Media (3.1%)
McGraw-Hill Cos., Inc. (The)	29,903	1,226
Naspers Ltd., Class N (South Africa)	28,247	1,223
		2,449
Diversified Retail (15.3%)
Amazon.com, Inc. (a)	34,719	7,507
Costco Wholesale Corp.	15,151	1,244
Fastenal Co.	35,539	1,183
NetFlix, Inc. (a)	9,666	1,094
Priceline.com, Inc. (a)	2,794	1,256
		12,284
Financial Data & Systems (1.5%)
MSCI, Inc., Class A (a)	39,395	1,195

Insurance: Multi-Line (0.2%)
American International Group, Inc. (a)	9,004	198

Medical Equipment (2.9%)
Intuitive Surgical, Inc. (a)	6,454	2,351

Metals & Minerals: Diversified (1.5%)
Molycorp, Inc. (a)	36,637	1,204

Pharmaceuticals (6.1%)
Allergan, Inc.	15,728	1,296
Mead Johnson Nutrition Co.	34,917	2,403
Valeant Pharmaceuticals International, Inc. (Canada)	31,159	1,156
		4,855
Real Estate Investment Trusts (REIT) (3.5%)
Brookfield Asset Management, Inc., Class A (Canada)	100,329	2,764

Recreational Vehicles & Boats (3.2%)
Edenred (France)	107,345	2,552

Restaurants (3.0%)
Starbucks Corp.	33,110	1,235
Yum! Brands, Inc.	23,897	1,180
		2,415
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	77,924	878

Semiconductors & Components (2.8%)
ARM Holdings PLC ADR (United Kingdom)	50,023	1,276
First Solar, Inc. (a)	14,749	932
		2,208

	Shares	Value (000)
Wholesale & International Trade (1.7%)
Li & Fung Ltd.	836,000	$1,372
Total Common Stocks (Cost $65,100)		75,521

Convertible Preferred Stock (0.6%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(c)(d) (Cost $521)	173,780	521

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $327)	326,502	327
Total Investments (95.4%) (Cost $65,948) (f)+		76,369
Other Assets in Excess of Liabilities (4.6%)		3,671
Net Assets (100.0%)		$80,040

(a)	Non-income producing security.
(b)

For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $217,000 and $10,000, respectively, including realized gains of less than $500.

(c)	Security has been deemed illiquid at September 30, 2011.
(d)

At September 30, 2011, the Portfolio held fair valued securities valued at approximately $3,256,000, representing 4.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $6,171,000 and 7.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $65,948,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $10,421,000 of which approximately $19,133,000 related to appreciated securities and approximately $8,712,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,477	$—	$—	$1,477
Alternative Energy	2,372	—	—	2,372
Asset Management & Custodian	403	—	—	403
Beverage: Brewers & Distillers	1,330	—	—	1,330
Biotechnology	1,526	—	—	1,526
Casinos & Gambling	1,039	—	—	1,039
Chemicals: Diversified	2,020	—	—	2,020
Commercial Finance & Mortgage Companies	1,206	—	—	1,206
Commercial Services	2,957	1,024	—	3,981
Communications Technology	2,971	—	—	2,971
Computer Services, Software & Systems	8,376	—	2,735	11,111
Computer Technology	8,166	—	—	8,166
Consumer Lending	1,000	—	—	1,000
Diversified Financial Services	194	—	—	194
Diversified Media	1,226	1,223	—	2,449
Diversified Retail	12,284	—	—	12,284
Financial Data & Systems	1,195	—	—	1,195
Insurance: Multi-Line	198	—	—	198
Medical Equipment	2,351	—	—	2,351
Metals & Minerals: Diversified	1,204	—	—	1,204
Pharmaceuticals	4,855	—	—	4,855
Real Estate Investment Trusts (REIT)	2,764	—	—	2,764
Recreational Vehicles & Boats	—	2,552	—	2,552
Restaurants	2,415	—	—	2,415
Securities Brokerage & Services	878	—	—	878
Semiconductors & Components	2,208	—	—	2,208
Wholesale & International Trade	—	1,372	—	1,372
Total Common Stocks	66,615	6,171	2,735	75,521
Convertible Preferred Stock	—	—	521	521
Short-Term Investment - Investment Company	327	—	—	327
Total Assets	$66,942	$6,171	$3,256	$76,369

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $6,171,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$1,726	$521
Purchases	467	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	542	—
Realized gains (losses)	—	—
Ending Balance	$2,735	$521

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$542	$—

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011